American Funds® Multi-Sector Income Fund
Investment portfolio
September 30, 2022
unaudited
Bonds, notes & other debt instruments 88.70% Corporate bonds, notes & loans 66.73% Financials 11.39%	Principal amount (000)	Value (000)
Advisor Group Holdings, LLC 6.25% 2028[1]	USD7,440	$6,447
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	1,322	1,117
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	980	787
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	11,651	8,776
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	300	218
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	41,449	27,606
AG Merger Sub II, Inc. 10.75% 2027[1]	4,643	4,556
AG TTMT Escrow Issuer, LLC 8.625% 2027[1]	14,938	14,116
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	18,918	16,344
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[1]	9,840	8,425
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[1]	10,490	8,541
American Express Co. 4.42% 2033 (USD-SOFR + 1.76% on 8/3/2032)[2]	19,861	18,081
American International Group, Inc. 4.375% 2050	11,250	9,038
AmWINS Group, Inc. 4.875% 2029[1]	19,105	15,901
Aon Corp. 2.20% 2022	48	48
Aretec Escrow Issuer, Inc. 7.50% 2029[1]	18,309	15,359
Arthur J. Gallagher & Co. 3.50% 2051	3,262	2,225
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 8.813% 2029[3,4]	3,415	3,073
AssuredPartners, Inc. 7.00% 2025[1]	335	310
AssuredPartners, Inc. 8.00% 2027[1]	9,122	8,410
AssuredPartners, Inc. 5.625% 2029[1]	5,773	4,494
Banco Santander, SA 5.147% 2025	1,400	1,359
Banco Santander, SA 5.294% 2027	4,400	4,150
Bangkok Bank PCL 4.45% 2028	200	191
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	13,400	11,026
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[2]	7,330	6,296
Bank of America Corp. 2.551% 2028 (USD-SOFR + 1.05% on 2/4/2027)[2]	700	610
Bank of America Corp. 4.948% 2028 (USD-SOFR + 2.04% on 7/22/2027)[2]	46,160	44,400
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[2]	1,042	772
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[2]	190	148
Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)[2]	210	164
Bank of America Corp. 4.571% 2033 (USD-SOFR + 1.83% on 4/27/2032)[2]	1,790	1,606
Bank of America Corp. 5.015% 2033 (USD-SOFR + 2.16% on 7/22/2032)[2]	16,842	15,646
Bank of Nova Scotia 2.45% 2032	5,911	4,505
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	200	157
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	6,197	4,694
BNP Paribas 3.132% 2033 (USD-SOFR + 1.561% on 1/20/2032)[1,2]	3,377	2,567
Canadian Imperial Bank of Commerce (CIBC) 3.60% 2032	2,257	1,912
Charles Schwab Corp. 2.45% 2027	16,130	14,498
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	2,888	2,116
Chubb INA Holdings, Inc. 2.85% 2051	2,463	1,615
Chubb INA Holdings, Inc. 3.05% 2061	155	98
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[2]	2,208	1,698
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[2]	5,750	4,535
Citigroup, Inc. 3.785% 2033 (USD-SOFR + 1.939% on 3/17/2032)[2]	2,495	2,095
American Funds Multi-Sector Income Fund — Page 1 of 41

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[2]	USD31,880	$29,375
CMB International Leasing Management, Ltd. 2.75% 2030	8,305	6,443
Coinbase Global, Inc. 3.375% 2028[1]	6,702	4,205
Coinbase Global, Inc. 3.625% 2031[1]	6,775	3,770
Compass Diversified Holdings 5.25% 2029[1]	29,720	23,363
Compass Diversified Holdings 5.00% 2032[1]	10,080	7,418
Corebridge Financial, Inc. 3.85% 2029[1]	5,959	5,259
Corebridge Financial, Inc. 3.90% 2032[1]	12,896	10,907
Corebridge Financial, Inc. 4.35% 2042[1]	1,724	1,331
Corebridge Financial, Inc. 4.40% 2052[1]	15,771	12,034
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]	1,466	1,249
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	1,400	1,103
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	24,025	16,894
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]	12,485	11,128
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[2]	1,764	1,433
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[2]	30,629	24,904
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[2]	1,050	802
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[3,4,5]	3,054	2,746
Digital Currency Group, Inc., Term Loan, 8.75% 2026[3,5]	4,071	3,386
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]	2,550	2,196
FS Energy and Power Fund 7.50% 2023[1]	6,804	6,806
GE Capital Funding, LLC 4.55% 2032	13,100	12,157
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[2]	1,995	1,709
Goldman Sachs Group, Inc. 3.615% 2028 (USD-SOFR + 1.846% on 3/15/2027)[2]	12,000	10,933
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[2]	1,827	1,380
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[2]	1,562	1,213
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[2]	41,560	33,060
Goldman Sachs Group, Inc. 3.436% 2043 (USD-SOFR + 1.632% on 2/24/2042)[2]	3,010	2,091
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	250	217
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	9,830	7,100
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[1,2]	2,000	1,628
Hightower Holding, LLC 6.75% 2029[1]	6,955	5,687
HSBC Holdings PLC 4.755% 2028 (USD-SOFR + 2.11% on 6/9/2027)[2]	1,065	980
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[2]	2,602	2,016
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[2]	23,383	17,218
HSBC Holdings PLC 5.402% 2033 (USD-SOFR + 2.87% on 8/11/2032)[2]	8,131	7,241
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.15%) 4.013% 2022[4]	271	271
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.325%) 3.618% 2023[4]	1,360	1,316
Huarong Finance 2017 Co., Ltd. 4.25% 2027	3,500	2,656
Huarong Finance 2017 Co., Ltd. 4.75% 2027	1,000	790
Huarong Finance 2019 Co., Ltd. 2.50% 2023	200	196
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 4.105% 2023[4]	2,151	2,116
Huarong Finance 2019 Co., Ltd. 3.75% 2024	200	184
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 4.23% 2025[4]	1,862	1,604
Huarong Finance II Co., Ltd. 5.00% 2025	200	171
Huarong Finance II Co., Ltd. 5.50% 2025	438	395
Huarong Finance II Co., Ltd. 4.625% 2026	216	182
Huarong Finance II Co., Ltd. 4.875% 2026	698	570
HUB International, Ltd. 7.00% 2026[1]	10,885	10,341
HUB International, Ltd. 5.625% 2029[1]	8,733	7,309
Icahn Enterprises Finance Corp. 5.25% 2027	2,500	2,194
American Funds Multi-Sector Income Fund — Page 2 of 41

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Icahn Enterprises Finance Corp. 4.375% 2029	USD1,660	$1,340
ICBCIL Finance Co., Ltd. 3.625% 2027	5,800	5,442
ING Groep NV 4.252% 2033 (USD-SOFR + 2.07% on 3/28/2032)[2]	3,976	3,378
Intercontinental Exchange, Inc. 4.60% 2033	304	284
Intercontinental Exchange, Inc. 2.65% 2040	575	388
Intercontinental Exchange, Inc. 4.95% 2052	24,104	21,476
Intercontinental Exchange, Inc. 3.00% 2060	55	33
Iron Mountain Information Management Services, Inc. 5.00% 2032[1]	14,405	11,171
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[2]	76	70
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[2]	1,126	973
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[2]	5,325	4,715
JPMorgan Chase & Co. 4.851% 2028 (USD-SOFR + 1.99% on 7/25/2027)[2]	23,410	22,502
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[2]	1,300	963
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[2]	628	487
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[2]	2,326	1,831
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[2]	931	839
JPMorgan Chase & Co. 4.912% 2033 (USD-SOFR + 2.08% on 7/25/2032)[2]	29,232	26,995
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	19,600	17,087
Keb Hana Bank 3.25% 2027[1]	4,110	3,826
Keb Hana Bank 3.25% 2027	3,890	3,621
Ladder Capital Corp. 4.25% 2027[1]	2,820	2,275
LPL Holdings, Inc. 4.625% 2027[1]	2,245	2,039
LPL Holdings, Inc. 4.00% 2029[1]	6,145	5,284
LPL Holdings, Inc. 4.375% 2031[1]	5,945	4,943
Marsh & McLennan Companies, Inc. 2.375% 2031	1,644	1,294
MetLife, Inc. 4.55% 2030	40	38
MetLife, Inc. 5.00% 2052	1,045	955
Metropolitan Life Global Funding I 1.95% 2023[1]	150	149
Mitsubishi UFJ Financial Group, Inc. 5.133% 2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[2]	699	654
Morgan Stanley 4.679% 2026 (USD-SOFR + 1.669% on 7/17/2025)[2]	15,040	14,653
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[2]	3,160	2,695
Morgan Stanley 2.475% 2028 (USD-SOFR + 1.00% on 1/21/2027)[2]	1,490	1,304
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[2]	3,469	3,249
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[2]	459	351
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[2]	1,902	1,506
Morgan Stanley 4.889% 2033 (USD-SOFR + 2.077% on 7/20/2032)[2]	29,495	27,356
Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)[2]	2,691	2,422
MSCI, Inc. 4.00% 2029[1]	3,385	2,931
MSCI, Inc. 3.625% 2030[1]	3,680	3,033
MSCI, Inc. 3.875% 2031[1]	6,146	5,187
MSCI, Inc. 3.25% 2033[1]	10,545	8,160
National Financial Partners Corp. 6.875% 2028[1]	14,269	11,153
Navient Corp. 5.00% 2027	7,025	5,755
Navient Corp. 4.875% 2028	1,775	1,359
Navient Corp. 5.625% 2033	16,295	10,986
New York Life Global Funding 3.60% 2025[1]	4,000	3,875
New York Life Global Funding 0.85% 2026[1]	80	70
New York Life Global Funding 3.25% 2027[1]	1,000	934
New York Life Global Funding 1.20% 2030[1]	21	16
NFP Corp. 7.50% 2030[1]	7,000	6,651
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[1]	11,180	10,483
Power Financial Corp., Ltd. 6.15% 2028	1,200	1,184
American Funds Multi-Sector Income Fund — Page 3 of 41

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Power Financial Corp., Ltd. 4.50% 2029	USD7,100	$6,373
Power Financial Corp., Ltd. 3.35% 2031	8,000	6,302
Rede D’Or Finance SARL 4.50% 2030[1]	2,651	2,152
Ryan Specialty Group, LLC 4.375% 2030[1]	14,500	12,316
Shriram Transport Finance Co. Ltd., 4.40% 2024	5,500	5,128
Shriram Transport Finance Co., Ltd. 4.40% 2024[1]	834	778
Shriram Transport Finance Co., Ltd. 4.15% 2025	2,700	2,400
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[2]	3,843	2,819
Toronto-Dominion Bank 2.45% 2032	185	143
Toronto-Dominion Bank 3.20% 2032	290	238
Toronto-Dominion Bank 4.456% 2032	1,836	1,679
Travelers Companies, Inc. 4.10% 2049	20	16
Travelers Companies, Inc. 2.55% 2050	7,003	4,338
Wells Fargo & Company 4.808% 2028 (USD-SOFR + 1.98% on 7/25/2027)[2]	5,500	5,251
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[2]	3,255	2,644
Wells Fargo & Company 4.897% 2033 (USD-SOFR + 4.897% on 7/25/2032)[2]	40,950	37,808
Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)[2]	3,649	2,970
Xiaomi Best Time International, Ltd., 2.875% 2031	3,500	2,452
Xiaomi Best Time International, Ltd. 2.875% 2031[1]	1,805	1,264
Xiaomi Best Time International, Ltd. 4.10% 2051[1]	1,120	649
		980,492
Energy 9.25%
AI Candelaria (Spain), SLU 5.75% 2033[1]	2,135	1,456
Antero Resources Corp. 5.375% 2030[1]	3,170	2,857
Apache Corp. 4.625% 2025	985	950
Apache Corp. 4.25% 2030	4,000	3,506
Apache Corp. 6.00% 2037	55	49
Apache Corp. 4.75% 2043	1,760	1,316
Apache Corp. 5.35% 2049	50	39
Ascent Resources - Utica, LLC 7.00% 2026[1]	5,155	4,975
Ascent Resources - Utica, LLC 8.25% 2028[1]	5,077	4,888
Ascent Resources - Utica, LLC 5.875% 2029[1]	3,240	2,889
Baker Hughes Co. 2.061% 2026	2,698	2,375
Blue Racer Midstream, LLC and Blue Racer Finance Corp. 7.625% 2025[1]	7,043	6,772
Bonanza Creek Energy, Inc. 5.00% 2026[1]	12,815	11,655
BP Capital Markets America, Inc. 1.749% 2030	19,500	15,185
California Resources Corp. 7.125% 2026[1]	12,000	11,298
Callon Petroleum Co. 8.00% 2028[1]	4,300	3,975
Callon Petroleum Co. 7.50% 2030[1]	7,165	6,287
Canadian Natural Resources, Ltd. 3.85% 2027	10,070	9,316
Canadian Natural Resources, Ltd. 2.95% 2030	658	542
Canadian Natural Resources, Ltd. 4.95% 2047	65	55
Cenovus Energy, Inc. 5.375% 2025	172	173
Centennial Resource Production, LLC 6.875% 2027[1]	30	29
Cheniere Energy Partners, LP 4.50% 2029	12,157	10,731
Cheniere Energy Partners, LP 4.00% 2031	3,655	3,072
Cheniere Energy Partners, LP 3.25% 2032	6,155	4,739
Cheniere Energy, Inc. 4.625% 2028	13,290	12,223
Chesapeake Energy Corp. 5.50% 2026[1]	3,110	2,982
Chesapeake Energy Corp. 5.875% 2029[1]	15,680	14,563
Chesapeake Energy Corp. 6.75% 2029[1]	1,280	1,230
Chevron Corp. 1.995% 2027	21,734	19,288
American Funds Multi-Sector Income Fund — Page 4 of 41

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Chevron Corp. 2.236% 2030	USD5,035	$4,211
Chevron Corp. 3.078% 2050	5,214	3,706
CNX Resources Corp. 7.25% 2027[1]	5,045	4,918
CNX Resources Corp. 6.00% 2029[1]	8,250	7,547
CNX Resources Corp. 7.375% 2031[1]	5,085	4,985
Comstock Resources, Inc. 6.75% 2029[1]	5,215	4,822
Comstock Resources, Inc. 5.875% 2030[1]	7,635	6,668
Continental Resources, Inc. 5.75% 2031[1]	1,600	1,450
Continental Resources, Inc. 2.875% 2032[1]	3,734	2,739
CQP Holdco, LP / BIP-V Chinook Holdco, LLC 5.50% 2031[1]	13,735	11,645
CrownRock, LP / CrownRock Finance, Inc. 5.00% 2029[1]	6,750	5,973
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[1,4,6]	102	94
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[6]	92	85
Diamondback Energy, Inc. 4.40% 2051	173	131
Diamondback Energy, Inc. 4.25% 2052	3,354	2,457
DT Midstream, Inc. 4.125% 2029[1]	1,755	1,487
DT Midstream, Inc. 4.375% 2031[1]	4,075	3,367
Ecopetrol SA 6.875% 2030	5,990	5,045
Enbridge, Inc. 3.40% 2051	718	483
Energean Israel Finance, Ltd. 4.50% 2024[1]	805	759
Energean Israel Finance, Ltd. 5.875% 2031[1]	930	765
Energy Transfer Operating, LP 3.75% 2030	2,750	2,332
Energy Transfer Operating, LP 5.00% 2050	15,101	11,837
Energy Transfer Partners, LP 6.125% 2045	20	18
Energy Transfer Partners, LP 5.30% 2047	103	82
Energy Transfer Partners, LP 6.00% 2048	260	225
Energy Transfer Partners, LP 6.25% 2049	200	178
Energy Transfer Partners, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[2]	1,107	967
Enterprise Products Operating, LLC 3.20% 2052	118	76
EQM Midstream Partners, LP 4.00% 2024	936	872
EQM Midstream Partners, LP 6.00% 2025[1]	3,525	3,264
EQM Midstream Partners, LP 6.50% 2027[1]	7,550	6,988
EQM Midstream Partners, LP 7.50% 2027[1]	232	222
EQM Midstream Partners, LP 4.50% 2029[1]	8,195	6,616
EQM Midstream Partners, LP 7.50% 2030[1]	5,167	4,891
EQM Midstream Partners, LP 4.75% 2031[1]	11,461	9,124
EQT Corp. 6.375% 2025[2]	80	80
EQT Corp. 5.70% 2028	822	807
EQT Corp. 5.00% 2029	1,195	1,117
EQT Corp. 3.625% 2031[1]	3,525	2,944
Exxon Mobil Corp. 2.44% 2029	16,670	14,343
Exxon Mobil Corp. 3.452% 2051	24,555	18,340
Genesis Energy, LP 8.00% 2027	15,212	13,367
Guara Norte SARL 5.198% 2034	5,879	4,691
Guara Norte SARL 5.198% 2034[1]	2,573	2,053
Harvest Midstream I, LP 7.50% 2028[1]	10,520	9,858
Hess Midstream Operations, LP 5.50% 2030[1]	5,480	4,711
Hilcorp Energy I, LP 5.75% 2029[1]	5,380	4,715
Hilcorp Energy I, LP 6.00% 2030[1]	7,441	6,502
Hilcorp Energy I, LP 6.00% 2031[1]	5,340	4,647
Hilcorp Energy I, LP 6.25% 2032[1]	6,940	6,158
Kinder Morgan, Inc. 5.20% 2048	15	13
Kinder Morgan, Inc. 3.25% 2050	669	422
American Funds Multi-Sector Income Fund — Page 5 of 41

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan, Inc. 5.45% 2052	USD6,191	$5,378
Leviathan Bond, Ltd. 5.75% 2023[1]	5,100	5,044
Leviathan Bond, Ltd. 6.75% 2030[1]	5,870	5,268
Magellan Midstream Partners, LP 3.95% 2050	1,000	713
MPLX, LP 1.75% 2026	1,131	991
MPLX, LP 2.65% 2030	651	511
MPLX, LP 4.95% 2032	19,163	17,433
MPLX, LP 4.70% 2048	5,900	4,511
MPLX, LP 5.50% 2049	561	478
MPLX, LP 4.95% 2052	10,000	7,850
Murphy Oil Corp. 5.875% 2027	4,000	3,747
MV24 Capital BV 6.748% 2034	12,489	10,579
Nabors Industries, Inc. 7.375% 2027[1]	1,520	1,406
New Fortress Energy, Inc. 6.75% 2025[1]	7,680	7,288
New Fortress Energy, Inc. 6.50% 2026[1]	18,500	17,120
NGL Energy Operating, LLC 7.50% 2026[1]	29,450	26,242
NGL Energy Partners, LP 7.50% 2023	7,424	7,204
Northern Oil and Gas, Inc. 8.125% 2028[1]	15,385	14,455
NorthRiver Midstream Finance, LP 5.625% 2026[1]	1,250	1,167
NuStar Logistics, LP 5.75% 2025	700	650
NuStar Logistics, LP 6.00% 2026	1,625	1,491
NuStar Logistics, LP 5.625% 2027	3,600	3,144
Oasis Midstream Partners, LP / OMP Finance Corp. 8.00% 2029[1]	9,580	9,241
Occidental Petroleum Corp. 2.90% 2024	210	202
Occidental Petroleum Corp. 5.875% 2025	3,920	3,937
Occidental Petroleum Corp. 8.00% 2025	660	701
Occidental Petroleum Corp. 6.625% 2030	9,153	9,312
Occidental Petroleum Corp. 8.875% 2030	5,630	6,281
Occidental Petroleum Corp. 6.125% 2031	5,540	5,470
Occidental Petroleum Corp. 6.45% 2036	3,000	3,007
Occidental Petroleum Corp. 4.40% 2049	1,972	1,618
Odebrecht Drilling Norbe 7.72% PIK 2026[6]	48,445	9,507
Oleoducto Central SA 4.00% 2027[1]	5,210	4,029
Oleoducto Central SA 4.00% 2027	1,250	967
ONEOK, Inc. 5.85% 2026	131	132
ONEOK, Inc. 6.35% 2031	715	702
ONEOK, Inc. 4.95% 2047	700	541
ONEOK, Inc. 5.20% 2048	596	476
ONEOK, Inc. 4.45% 2049	1,600	1,149
ONEOK, Inc. 4.50% 2050	2,000	1,451
ONEOK, Inc. 7.15% 2051	36	34
Petrobras Global Finance Co. 8.75% 2026	2,500	2,729
Petrobras Global Finance Co. 7.375% 2027	1,600	1,650
Petróleos Mexicanos 6.875% 2025	6,250	5,887
Petróleos Mexicanos 4.50% 2026	3,220	2,779
Petróleos Mexicanos 6.875% 2026	120	108
Petróleos Mexicanos 6.49% 2027	13,240	11,116
Petróleos Mexicanos 6.50% 2029	1,796	1,387
Petróleos Mexicanos 8.75% 2029[1]	5,791	4,964
Petróleos Mexicanos 6.84% 2030	200	149
Petróleos Mexicanos 5.95% 2031	2,280	1,544
Petróleos Mexicanos 6.70% 2032	26,447	18,596
Petróleos Mexicanos 6.95% 2060	5,000	2,775
Petrorio Luxembourg SARL 6.125% 2026[1]	6,090	5,502
American Funds Multi-Sector Income Fund — Page 6 of 41

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Plains All American Pipeline, LP 3.80% 2030	USD116	$97
Qatar Petroleum 3.125% 2041[1]	15,750	11,523
Qatar Petroleum 3.30% 2051[1]	12,995	9,258
Range Resources Corp. 4.875% 2025	5,110	4,824
Range Resources Corp. 8.25% 2029	5,290	5,394
Range Resources Corp. 4.75% 2030[1]	7,550	6,564
Rattler Midstream Partners, LP 5.625% 2025[1]	350	355
Rockcliff Energy II, LLC 5.50% 2029[1]	5,330	4,679
Sanchez Energy Corp. 7.25% 2023[1,7]	27	—[8]
Shell International Finance BV 3.875% 2028	2,750	2,575
Shell International Finance BV 2.75% 2030	6,441	5,505
Shell International Finance BV 3.25% 2050	24	17
Shell International Finance BV 3.00% 2051	15,178	10,092
SM Energy Co. 6.625% 2027	85	82
SM Energy Co. 6.50% 2028	1,980	1,886
Southwestern Energy Co. 5.95% 2025[2]	2,825	2,770
Southwestern Energy Co. 7.75% 2027	195	199
Southwestern Energy Co. 8.375% 2028	9,335	9,689
Southwestern Energy Co. 5.375% 2029	7,215	6,558
Southwestern Energy Co. 5.375% 2030	8,305	7,501
Southwestern Energy Co. 4.75% 2032	2,230	1,874
Suburban Propane Partners, LP / Suburban Energy Finance Corp. 5.00% 2031[1]	4,980	4,094
Sunoco, LP 6.00% 2027	5,165	4,933
Sunoco, LP 4.50% 2029	11,160	9,278
Superior Plus, LP and Superior General Partner, Inc. 4.50% 2029[1]	2,210	1,829
Tallgrass Energy Partners, LP 7.50% 2025[1]	2,885	2,839
Targa Resources Partners, LP 6.50% 2027	515	510
Targa Resources Partners, LP 6.875% 2029	15	15
Total Capital International 3.127% 2050	12,551	8,705
Transocean Guardian, Ltd. 5.875% 2024[1]	62	59
Transocean Poseidon, Ltd. 6.875% 2027[1]	216	198
Venture Global Calcasieu Pass, LLC 4.125% 2031[1]	13,480	11,210
Western Gas Partners, LP 4.50% 2028	7,115	6,449
Western Gas Partners, LP 5.45% 2044	112	92
Western Midstream Operating, LP 3.35% 2025[2]	2,165	2,021
Western Midstream Operating, LP 4.75% 2028	3,005	2,741
Western Midstream Operating, LP 4.30% 2030[2]	22	19
Western Midstream Operating, LP 5.50% 2050[2]	200	162
Williams Companies, Inc. 4.65% 2032	15,000	13,626
		796,047
Communication services 7.71%
Alphabet, Inc. 2.25% 2060	6,030	3,411
Altice France Holding SA 10.50% 2027[1]	1,520	1,194
Altice France SA 5.125% 2029[1]	2,603	1,951
América Móvil, SAB de CV, 4.70% 2032	10,000	9,384
AT&T, Inc. 1.65% 2028	3,900	3,210
AT&T, Inc. 4.30% 2030	14,000	12,807
AT&T, Inc. 2.75% 2031	45	36
AT&T, Inc. 2.25% 2032	500	379
AT&T, Inc. 2.55% 2033	386	286
AT&T, Inc. 3.50% 2053	33,234	22,199
Axiata SPV5 Labuan, Ltd. 3.064% 2050	8,400	5,573
Brightstar Escrow Corp. 9.75% 2025[1]	4,350	4,034
American Funds Multi-Sector Income Fund — Page 7 of 41

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	USD2,190	$1,892
CCO Holdings, LLC and CCO Holdings Capital Corp. 6.375% 2029[1]	13,275	12,212
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	9,135	7,247
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	11,200	9,114
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	4,600	3,536
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.30% 2032	6,600	4,723
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032	2,445	1,869
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[1]	8,000	6,243
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[1]	22,030	16,327
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[1]	6,500	4,668
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 2049	13	10
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.80% 2050	280	203
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.70% 2051	31,320	19,062
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052	710	441
Centerfield Media Parent, Inc. 6.625% 2026[1]	833	660
Cogent Communications Group, Inc. 3.50% 2026[1]	7,815	6,895
Comcast Corp. 2.65% 2030	200	168
Comcast Corp. 1.50% 2031	21,000	15,777
Comcast Corp. 3.75% 2040	15	12
Comcast Corp. 4.00% 2048	35	27
Consolidated Communications, Inc. 5.00% 2028[1]	1,400	976
CSC Holdings, LLC 4.625% 2030[1]	400	273
Diamond Sports Group, LLC 6.625% 2027[1]	3,175	234
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 8.115% 2027[3,4]	4,342	4,056
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[1]	7,770	6,716
Embarq Corp. 7.995% 2036	475	239
Front Range BidCo, Inc. 6.125% 2028[1]	7,420	5,216
Frontier Communications Corp. 5.875% 2027[1]	4,535	4,075
Frontier Communications Corp. 5.00% 2028[1]	6,465	5,559
Frontier Communications Corp. 6.75% 2029[1]	1,012	837
Frontier Communications Holdings, LLC 5.875% 2029	9	7
Frontier Communications Holdings, LLC 8.75% 2030[1]	5,105	5,117
Gray Escrow II, Inc. 5.375% 2031[1]	4,810	3,783
Gray Television, Inc. 7.00% 2027[1]	3,570	3,366
Inmarsat PLC 6.75% 2026[1]	230	201
Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 8.174% 2026[3,4]	1,728	1,630
Lamar Media Corp. 4.875% 2029	4,530	4,047
Lamar Media Corp. 4.00% 2030	5,930	4,981
Lamar Media Corp. 3.625% 2031	7,090	5,586
Level 3 Financing, Inc. 4.25% 2028[1]	1,710	1,338
Level 3 Financing, Inc. 3.75% 2029[1]	2,670	1,962
Ligado Networks, LLC 15.50% PIK 2023[1,6]	1,445	672
Magallanes, Inc. 4.279% 2032[1]	15,000	12,360
Magallanes, Inc. 5.05% 2042[1]	360	270
Magallanes, Inc. 5.141% 2052[1]	36,401	26,526
Magallanes, Inc. 5.391% 2062[1]	319	232
Meta Platforms, Inc. 3.85% 2032[1]	60,000	52,803
Meta Platforms, Inc. 4.45% 2052[1]	40,000	32,711
Midas OpCo Holdings, LLC 5.625% 2029[1]	8,145	6,715
Netflix, Inc. 4.875% 2028	18,225	17,097
Netflix, Inc. 5.875% 2028	14,758	14,438
Netflix, Inc. 5.375% 2029[1]	11,510	10,844
Netflix, Inc. 4.875% 2030[1]	3,502	3,208
News Corp. 3.875% 2029[1]	22,325	18,997
American Funds Multi-Sector Income Fund — Page 8 of 41

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
News Corp. 5.125% 2032[1]	USD7,010	$6,165
Nexstar Broadcasting, Inc. 4.75% 2028[1]	1,840	1,568
Nexstar Escrow Corp. 5.625% 2027[1]	19,787	18,231
OUTFRONT Media Capital, LLC 4.25% 2029[1]	3,000	2,361
OUTFRONT Media Capital, LLC 4.625% 2030[1]	1,990	1,553
PLDT, Inc. 2.50% 2031	5,500	4,510
SBA Tower Trust 1.631% 2026[1]	4,000	3,415
Scripps Escrow II, Inc. 3.875% 2029[1]	1,500	1,198
Sirius XM Radio, Inc. 5.00% 2027[1]	3,175	2,920
Sirius XM Radio, Inc. 4.00% 2028[1]	9,230	7,870
Sirius XM Radio, Inc. 4.125% 2030[1]	2,185	1,781
Sirius XM Radio, Inc. 3.875% 2031[1]	16,500	12,832
Sprint Corp. 7.625% 2026	837	867
Sprint Corp. 6.875% 2028	11,460	11,796
Sprint Corp. 8.75% 2032	4,330	5,028
Summer (BC) BidCo B, LLC 5.50% 2026[1]	5,420	4,460
Tencent Holdings, Ltd. 3.975% 2029	900	808
Tencent Holdings, Ltd. 3.24% 2050[1]	1,400	854
T-Mobile US, Inc. 3.875% 2030	300	266
T-Mobile US, Inc. 2.55% 2031	32,348	25,658
T-Mobile US, Inc. 2.875% 2031	12,440	10,042
T-Mobile US, Inc. 2.70% 2032	4,597	3,595
T-Mobile US, Inc. 3.30% 2051	246	161
T-Mobile US, Inc. 3.40% 2052	1,160	768
Twitter, Inc. 5.00% 2030[1]	3,350	3,217
Univision Communications, Inc. 4.50% 2029[1]	28,995	23,710
Univision Communications, Inc. 7.375% 2030[1]	14,460	13,832
UPC Broadband Finco BV 4.875% 2031[1]	8,130	6,322
Verizon Communications, Inc. 1.75% 2031	14,534	10,924
Verizon Communications, Inc. 2.55% 2031	14,466	11,565
Verizon Communications, Inc. 2.355% 2032	11,816	9,073
Verizon Communications, Inc. 2.65% 2040	2,473	1,618
Verizon Communications, Inc. 3.40% 2041	3,200	2,344
Verizon Communications, Inc. 2.875% 2050	707	434
VZ Secured Financing BV 5.00% 2032[1]	8,090	6,059
Warner Music Group 3.75% 2029[1]	2,555	2,126
Warner Music Group 3.875% 2030[1]	8,865	7,281
Warner Music Group 3.00% 2031[1]	2,410	1,833
Ziggo Bond Co. BV 5.125% 2030[1]	1,300	932
Ziggo Bond Finance BV 4.875% 2030[1]	1,870	1,480
		664,079
Consumer discretionary 7.28%
Affinity Gaming 6.875% 2027[1]	1,600	1,307
Alibaba Group Holding, Ltd. 2.125% 2031	5,700	4,395
Allied Universal Holdco, LLC 6.625% 2026[1]	3,540	3,162
Allied Universal Holdco, LLC 9.75% 2027[1]	8,140	6,702
Allied Universal Holdco, LLC 4.625% 2028[1]	12,760	9,852
Allied Universal Holdco, LLC 6.00% 2029[1]	8,665	5,610
Amazon.com, Inc. 1.65% 2028	7,330	6,236
Arcos Dorados BV 6.125% 2029[1]	2,000	1,816
Arcos Dorados BV 6.125% 2029	1,300	1,180
Arcos Dorados Holdings, Inc. 5.875% 2027	6,900	6,595
Asbury Automotive Group, Inc. 4.625% 2029[1]	11,335	9,090
American Funds Multi-Sector Income Fund — Page 9 of 41

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Asbury Automotive Group, Inc. 5.00% 2032[1]	USD2,325	$1,794
Atlas LuxCo 4 SARL 4.625% 2028[1]	4,810	3,639
AutoNation, Inc. 3.85% 2032	8,000	6,333
Bath & Body Works, Inc. 6.625% 2030[1]	5,470	4,768
Bath & Body Works, Inc. 6.875% 2035	8,667	7,261
Bath & Body Works, Inc. 6.75% 2036	2,370	1,957
Bayerische Motoren Werke AG 3.45% 2027[1]	2,075	1,933
Bayerische Motoren Werke AG 3.70% 2032[1]	1,100	965
Boyd Gaming Corp. 4.75% 2027	11,120	9,863
Boyd Gaming Corp. 4.75% 2031[1]	3,500	2,840
Boyne USA, Inc. 4.75% 2029[1]	16,545	13,884
Caesars Entertainment, Inc. 6.25% 2025[1]	5,655	5,459
Caesars Entertainment, Inc. 4.625% 2029[1]	12,198	9,350
Caesars Resort Collection, LLC 5.75% 2025[1]	4,400	4,251
Carnival Corp. 7.625% 2026[1]	6,000	4,569
Carnival Corp. 5.75% 2027[1]	4,500	3,163
Carnival Corp. 4.00% 2028[1]	3,500	2,829
Carnival Corp. 6.00% 2029[1]	8,000	5,266
Carvana Co. 5.875% 2028[1]	4,350	2,215
CDI Escrow Issuer, Inc. 5.75% 2030[1]	13,925	12,183
Cedar Fair, LP / Canadas Wonderland Co. / Magnum Management Corp. / Millennium Operations, LLC 5.50% 2025[1]	11,900	11,463
Clarios Global, LP 6.75% 2025[1]	180	177
Daimler Trucks Finance North America, LLC 2.375% 2028[1]	2,374	1,939
Daimler Trucks Finance North America, LLC 2.50% 2031[1]	4,750	3,604
Empire Resorts, Inc. 7.75% 2026[1]	10,370	8,732
Fertitta Entertainment, Inc. 4.625% 2029[1]	8,000	6,633
Fertitta Entertainment, Inc. 6.75% 2030[1]	10,000	7,619
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[1]	15,395	12,505
Ford Motor Co. 6.10% 2032	13,620	12,031
Ford Motor Credit Company, LLC 3.664% 2024	2,500	2,353
Ford Motor Credit Company, LLC 5.125% 2025	5,305	5,014
Ford Motor Credit Company, LLC 2.70% 2026	4,200	3,489
Ford Motor Credit Company, LLC 4.542% 2026	455	406
Ford Motor Credit Company, LLC 3.815% 2027	5,000	4,207
Ford Motor Credit Company, LLC 4.125% 2027	3,680	3,175
Ford Motor Credit Company, LLC 4.95% 2027	8,075	7,227
Ford Motor Credit Company, LLC 5.113% 2029	1,370	1,192
Ford Motor Credit Company, LLC 4.00% 2030	1,720	1,345
Ford Motor Credit Company, LLC 3.625% 2031	2,680	1,995
Grand Canyon University 4.375% 2026	6,750	6,311
Hanesbrands, Inc. 4.625% 2024[1]	7,120	6,799
Hanesbrands, Inc. 4.875% 2026[1]	12,889	11,604
Hilton Worldwide Holdings, Inc. 5.75% 2028[1]	2,070	1,940
Hilton Worldwide Holdings, Inc. 4.875% 2030	3,460	3,018
Hilton Worldwide Holdings, Inc. 4.00% 2031[1]	11,905	9,643
Home Depot, Inc. 2.70% 2030	50	43
Home Depot, Inc. 3.35% 2050	130	93
Home Depot, Inc. 2.375% 2051	10,559	6,208
Hyundai Capital America 1.50% 2026[1]	2,643	2,248
Hyundai Capital America 2.00% 2028[1]	3,827	3,052
International Game Technology PLC 5.25% 2029[1]	18,615	16,528
LCM Investments Holdings II, LLC 4.875% 2029[1]	8,168	6,337
Levi Strauss & Co. 3.50% 2031[1]	3,075	2,403
American Funds Multi-Sector Income Fund — Page 10 of 41

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Lithia Motors, Inc. 3.875% 2029[1]	USD2,745	$2,207
Lithia Motors, Inc. 4.375% 2031[1]	250	205
Lowe’s Companies, Inc. 5.625% 2053	7,580	7,028
Macy’s Retail Holdings, LLC 5.875% 2030[1]	745	591
Marriott International, Inc. 2.85% 2031	315	248
Marriott International, Inc. 3.50% 2032	7,970	6,424
Marriott International, Inc. 2.75% 2033	1,846	1,343
Marriott Ownership Resorts, Inc. 4.50% 2029[1]	7,540	5,969
McDonald’s Corp. 4.60% 2032	6,560	6,272
McDonald’s Corp. 5.15% 2052	3,425	3,189
Meituan Dianping 3.05% 2030	6,200	4,105
Meituan Dianping 3.05% 2030[1]	1,400	927
Melco International Development, Ltd. 5.375% 2029[1]	8,035	4,897
MercadoLibre, Inc. 2.375% 2026	300	257
MercadoLibre, Inc. 3.125% 2031	8,276	6,014
Merlin Entertainment 5.75% 2026[1]	200	187
MGM Resorts International 6.00% 2023	75	75
MGM Resorts International 5.75% 2025	4,050	3,875
MGM Resorts International 5.50% 2027	53	48
Mohegan Gaming & Entertainment 8.00% 2026[1]	12,960	10,835
Motel 6 Operating, LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 8.052% 2026[3,4]	2,133	2,107
NCL Corp., Ltd. 5.875% 2026[1]	1,250	953
NCL Corp., Ltd. 5.875% 2027[1]	2,280	1,903
NCL Corp., Ltd. 7.75% 2029[1]	2,925	2,211
NCL Finance, Ltd. 6.125% 2028[1]	2,500	1,849
New SK Holdco SUB, LLC, Term Loan, (30-day Average USD-SOFR + 8.25%) 1.50% PIK and 9.16% Cash 2027[3,4,6]	10	10
Newell Brands, Inc. 6.375% 2027	5,660	5,618
Newell Rubbermaid, Inc. 4.875% 2025	200	194
Newell Rubbermaid, Inc. 4.70% 2026	180	166
Panther BF Aggregator 2, LP 6.25% 2026[1]	140	134
Panther BF Aggregator 2, LP 8.50% 2027[1]	5,170	4,947
Party City Holdings, Inc. 6.125% 2023[1]	50	34
Party City Holdings, Inc. 8.75% 2026[1]	23,715	13,787
PECF USS Intermediate Holding III Corp. 8.00% 2029[1]	3,130	2,295
Premier Entertainment Sub, LLC 5.625% 2029[1]	6,000	4,162
Premier Entertainment Sub, LLC 5.875% 2031[1]	6,000	4,058
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	810	829
Royal Caribbean Cruises, Ltd. 4.25% 2026[1]	7,600	5,601
Royal Caribbean Cruises, Ltd. 5.50% 2028[1]	6,800	4,779
Royal Caribbean Cruises, Ltd. 8.25% 2029[1]	7,000	6,825
Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025	1,600	1,518
Sands China, Ltd. 4.875% 2030	6,700	5,252
Sands China, Ltd. 3.75% 2031[2]	15,000	10,785
Scientific Games Corp. 8.625% 2025[1]	1,915	1,963
Scientific Games Corp. 7.00% 2028[1]	5,555	5,249
Scientific Games Corp. 7.25% 2029[1]	6,815	6,352
Scientific Games Holdings, LP 6.625% 2030[1]	12,685	10,189
Six Flags Theme Parks, Inc. 7.00% 2025[1]	159	159
Sonic Automotive, Inc. 4.625% 2029[1]	13,520	10,629
Sonic Automotive, Inc. 4.875% 2031[1]	7,935	6,024
Stellantis Finance US, Inc. 1.711% 2027[1]	4,125	3,439
Stellantis Finance US, Inc. 2.691% 2031[1]	8,745	6,250
Stellantis Finance US, Inc. 6.375% 2032[1]	7,200	6,671
American Funds Multi-Sector Income Fund — Page 11 of 41

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Studio City Co., Ltd. 7.00% 2027[1]	USD6,705	$5,612
Toyota Motor Credit Corp. 1.90% 2027	9,470	8,360
Toyota Motor Credit Corp. 1.90% 2028	1,792	1,527
Universal Entertainment Corp. 8.50% 2024[1]	8,580	7,906
Vail Resorts, Inc. 6.25% 2025[1]	9,932	9,812
VICI Properties, LP / VICI Note Co., Inc. 4.625% 2025[1]	325	306
VICI Properties, LP / VICI Note Co., Inc. 3.875% 2029[1]	3,880	3,263
VICI Properties, LP / VICI Note Co., Inc. 4.125% 2030[1]	145	121
Volkswagen Group of America Finance, LLC 3.125% 2023[1]	248	245
WASH Multifamily Acquisition, Inc. 5.75% 2026[1]	19,855	18,328
Wheel Pros, Inc. 6.50% 2029[1]	6,750	3,101
Wyndham Worldwide Corp. 4.375% 2028[1]	13,385	11,785
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	13,241	12,991
Wynn Macau, Ltd. 5.625% 2028[1]	925	618
Wynn Resorts Finance, LLC 7.75% 2025[1]	5,020	4,909
Wynn Resorts Finance, LLC 5.125% 2029[1]	5,910	4,790
		627,112
Industrials 5.97%
Allegiant Travel Co. 7.25% 2027[1]	10,511	9,930
Ashtead Capital, Inc. 5.50% 2032[1]	21,460	19,952
Atkore, Inc. 4.25% 2031[1]	5,750	4,606
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 2.75%) 5.865% 2028[3,4]	3,970	3,801
ATS Automation Tooling Systems, Inc. 4.125% 2028[1]	225	187
Boeing Company 2.196% 2026	25	22
Boeing Company 2.75% 2026	500	453
Boeing Company 3.25% 2028	1,078	942
Boeing Company 5.15% 2030	13,333	12,349
Boeing Company 3.625% 2031	4,738	3,940
Boeing Company 3.50% 2039	7,463	4,996
Boeing Company 5.705% 2040	14,095	12,347
Boeing Company 3.75% 2050	83	54
Boeing Company 5.805% 2050	7,924	6,904
Bombardier, Inc. 7.125% 2026[1]	14,795	13,590
Bombardier, Inc. 7.875% 2027[1]	13,400	12,358
Bombardier, Inc. 6.00% 2028[1]	10,940	9,170
Builders FirstSource, Inc. 4.25% 2032[1]	1,780	1,369
Burlington Northern Santa Fe, LLC 3.55% 2050	750	565
Burlington Northern Santa Fe, LLC 3.30% 2051	479	343
Burlington Northern Santa Fe, LLC 2.875% 2052	23,990	15,731
BWX Technologies, Inc. 4.125% 2028[1]	8,135	7,122
BWX Technologies, Inc. 4.125% 2029[1]	3,415	2,961
Canadian Pacific Railway, Ltd. 1.75% 2026	435	381
Canadian Pacific Railway, Ltd. 2.45% 2031	469	376
Canadian Pacific Railway, Ltd. 3.00% 2041	423	301
Canadian Pacific Railway, Ltd. 3.10% 2051	23,487	15,486
Clarivate Science Holdings Corp. 3.875% 2028[1]	4,910	4,061
Clarivate Science Holdings Corp. 4.875% 2029[1]	4,470	3,507
CoreLogic, Inc. 4.50% 2028[1]	12,144	8,276
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 9.625% 2029[3,4]	4,225	3,190
Cornerstone Building Brands, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 6.068% 2028[3,4]	144	120
Covanta Holding Corp. 4.875% 2029[1]	8,120	6,577
CSX Corp. 4.50% 2049	25	21
CSX Corp. 2.50% 2051	37,495	22,535
American Funds Multi-Sector Income Fund — Page 12 of 41

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Dun & Bradstreet Corp. 5.00% 2029[1]	USD13,398	$11,081
Eaton Corp. 4.15% 2033	7,589	6,868
Eaton Corp. 4.70% 2052	3,778	3,328
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[1]	400	302
General Dynamics Corp. 1.15% 2026	5,600	4,912
General Dynamics Corp. 3.625% 2030	5,230	4,793
General Electric Capital Corp. 4.418% 2035	14,100	12,651
General Electric Capital Corp., Series A, 6.75% 2032	200	216
GFL Environmental, Inc. 4.00% 2028[1]	4,500	3,760
Gol Finance SA 8.00% 2026	823	505
Harsco Corp. 5.75% 2027[1]	11,774	7,378
Honeywell International, Inc. 2.70% 2029	7,040	6,168
Howmet Aerospace, Inc. 6.875% 2025	3	3
JELD-WEN Holding, Inc. 4.875% 2027[1]	2,050	1,468
Labl Escrow Issuer, LLC 10.50% 2027[1]	665	567
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[1]	4,369	4,151
Lima Metro Line 2 Finance, Ltd. 5.875% 2034	3,840	3,649
Lockheed Martin Corp. 1.85% 2030	250	203
Lockheed Martin Corp. 2.80% 2050	2,815	1,870
LSC Communications, Inc. 8.75% 2023[1,5,7]	45	—[8]
Masco Corp. 2.00% 2031	48	36
Mexico City Airport Trust 4.25% 2026	5,400	4,812
Mexico City Airport Trust 3.875% 2028	5,800	4,797
Mexico City Airport Trust 5.50% 2047	7,300	4,572
Moog, Inc. 4.25% 2027[1]	5,516	4,893
Mueller Water Products, Inc. 4.00% 2029[1]	1,200	1,024
Nielsen Finance, LLC and Nielsen Finance Co. 5.625% 2028[1]	3,235	3,218
Nielsen Finance, LLC and Nielsen Finance Co. 5.875% 2030[1]	3,800	3,793
Nielsen Finance, LLC and Nielsen Finance Co. 4.75% 2031[1]	3,785	3,716
Norfolk Southern Corp. 3.05% 2050	16,043	10,501
PGT Innovations, Inc. 4.375% 2029[1]	7,830	6,438
PM General Purchaser, LLC 9.50% 2028[1]	8,000	6,707
Raytheon Technologies Corp. 1.90% 2031	1,515	1,159
Raytheon Technologies Corp. 2.82% 2051	28,515	17,966
Republic Services, Inc. 1.45% 2031	18,975	14,193
Republic Services, Inc. 2.375% 2033	1,390	1,068
Roller Bearing Company of America, Inc. 4.375% 2029[1]	2,830	2,391
Rolls-Royce PLC 5.75% 2027[1]	6,230	5,425
Sensata Technologies Holding BV 4.00% 2029[1]	13,995	11,612
Sensata Technologies, Inc. 3.75% 2031[1]	150	118
SkyMiles IP, Ltd. 4.75% 2028[1]	770	718
SkyMiles IP, Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 6.46% 2027[3,4]	750	754
Spirit AeroSystems, Inc. 4.60% 2028	7,005	5,073
SRS Distribution, Inc. 4.625% 2028[1]	5,810	4,998
Stericycle, Inc. 3.875% 2029[1]	11,010	9,129
TransDigm, Inc. 6.25% 2026[1]	5,095	4,951
TransDigm, Inc. 5.50% 2027	3,400	2,965
TransDigm, Inc. 4.625% 2029	8,765	7,078
TransDigm, Inc. 4.875% 2029	1,990	1,612
Triumph Group, Inc. 6.25% 2024[1]	5,000	4,564
Uber Technologies, Inc. 8.00% 2026[1]	9,760	9,758
Union Pacific Corp. 2.80% 2032	27,480	22,926
Union Pacific Corp. 4.30% 2049	75	63
Union Pacific Corp. 3.25% 2050	13	9
American Funds Multi-Sector Income Fund — Page 13 of 41

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 2.95% 2052	USD26,515	$17,553
United Airlines Holdings, Inc. 6.50% 2027[1]	6,341	6,218
United Airlines, Inc. 4.375% 2026[1]	1,620	1,449
United Airlines, Inc. 4.625% 2029[1]	1,450	1,203
United Rentals, Inc. 5.25% 2030	5,300	4,804
United Rentals, Inc. 3.75% 2032	4,600	3,621
Waste Management, Inc. 4.15% 2032	940	871
Waste Management, Inc. 2.50% 2050	6,715	4,106
WESCO Distribution, Inc. 7.125% 2025[1]	1,975	1,979
WESCO Distribution, Inc. 7.25% 2028[1]	6,985	6,856
		514,093
Utilities 5.55%
AEP Transmission Co., LLC 2.75% 2051	2,476	1,553
AES Panama Generation Holdings SRL 4.375% 2030	3,893	3,074
AES Panama Generation Holdings SRL 4.375% 2030[1]	875	691
Alabama Power Co. 3.94% 2032	15,000	13,570
Alabama Power Co. 3.00% 2052	2,700	1,770
Alfa Desarrollo SpA 4.55% 2051[1]	7,119	4,715
Alliant Energy Finance, LLC 3.60% 2032[1]	5,629	4,816
American Electric Power Company, Inc. 1.00% 2025	25	22
AmeriGas Partners, LP 5.625% 2024	175	167
Calpine Corp. 5.125% 2028[1]	1,070	921
CenterPoint Energy, Inc. 2.90% 2050	15,735	10,424
CenterPoint Energy, Inc. 3.35% 2051	7,907	5,691
CenterPoint Energy, Inc. 3.60% 2052	432	324
Cleveland Electric Illuminating Co. 4.55% 2030[1]	205	191
Connecticut Light and Power Co. 2.05% 2031	175	138
Consorcio Transmantaro SA 4.70% 2034	1,000	865
Consumers Energy Co. 3.80% 2028	2,000	1,876
Consumers Energy Co. 3.60% 2032	10,000	8,934
Consumers Energy Co. 3.25% 2046	1,841	1,340
Consumers Energy Co. 3.10% 2050	1,760	1,193
Consumers Energy Co. 3.50% 2051	5,125	3,788
Consumers Energy Co. 2.65% 2052	13,038	8,111
DPL, Inc. 4.125% 2025	7,600	7,004
DTE Electric Co. 2.625% 2031	11,525	9,606
DTE Electric Co. 3.65% 2052	2,100	1,592
DTE Energy Company 1.90% 2028	1,010	860
DTE Energy Company 3.00% 2032	4,595	3,878
Duke Energy Carolinas, LLC 2.45% 2029	11,006	9,354
Duke Energy Corp. 4.50% 2032	16,000	14,491
Duke Energy Corp. 5.00% 2052	10,080	8,612
Duke Energy Florida, LLC 1.75% 2030	74	58
Duke Energy Progress, LLC 2.00% 2031	3,925	3,039
Duke Energy Progress, LLC 2.50% 2050	1,099	653
Edison International 4.95% 2025	130	128
Edison International 5.75% 2027	4,454	4,368
Edison International 4.125% 2028	2,779	2,484
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[2]	4,000	3,170
Emera US Finance, LP 2.639% 2031	3,395	2,647
Empresas Publicas de Medellin ESP 4.25% 2029[1]	500	364
Empresas Publicas de Medellin ESP 4.25% 2029	200	146
American Funds Multi-Sector Income Fund — Page 14 of 41

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Empresas Publicas de Medellin ESP 4.375% 2031[1]	USD950	$669
Enfragen Energia Sur SA 5.375% 2030	6,300	3,759
ENN Clean Energy International Investment, Ltd. 3.375% 2026[1]	7,170	6,152
ENN Energy Holdings, Ltd. 2.625% 2030[1]	3,000	2,428
ENN Energy Holdings, Ltd. 2.625% 2030	1,000	809
Entergy Corp. 2.40% 2031	6,150	4,708
Entergy Louisiana, LLC 2.35% 2032	10,000	7,763
Entergy Louisiana, LLC 4.75% 2052	6,650	5,803
FirstEnergy Corp. 4.10% 2028[1]	834	774
FirstEnergy Corp. 2.25% 2030	1,518	1,173
FirstEnergy Corp. 2.65% 2030	13,862	11,212
FirstEnergy Corp., Series B, 4.40% 2027 (4.15% on 1/15/2023)[2]	180	167
FirstEnergy Transmission, LLC 4.35% 2025[1]	7,792	7,521
FirstEnergy Transmission, LLC 2.866% 2028[1]	2,961	2,520
Florida Power & Light Company 2.45% 2032	1,246	1,013
Florida Power & Light Company 2.875% 2051	18,685	12,379
Instituto Costarricense de Electricidad 6.75% 2031	4,900	4,643
Investment Energy Resources, Ltd. 6.25% 2029[1]	350	297
ITC Holdings Corp. 4.95% 2027[1]	4,900	4,788
Jersey Central Power & Light Co. 4.30% 2026[1]	50	48
Jersey Central Power & Light Co. 2.75% 2032[1]	4,202	3,340
Monongahela Power Co. 3.55% 2027[1]	1,775	1,637
NextEra Energy Capital Holdings, Inc. 2.25% 2030	14,465	11,562
NextEra Energy Capital Holdings, Inc. 2.44% 2032	4,779	3,726
NiSource Finance Corp. 5.00% 2052	3,049	2,670
Northern States Power Co. 2.60% 2051	2,870	1,793
Northern States Power Co. 4.50% 2052	138	122
Oncor Electric Delivery Company, LLC 4.55% 2032[1]	6,175	5,949
Oncor Electric Delivery Company, LLC 3.75% 2045	8,121	6,361
Oncor Electric Delivery Company, LLC 3.10% 2049	2,850	1,978
Oncor Electric Delivery Company, LLC 2.70% 2051	7,441	4,770
Pacific Gas and Electric Co. 2.95% 2026	258	228
Pacific Gas and Electric Co. 2.10% 2027	17,728	14,356
Pacific Gas and Electric Co. 3.30% 2027	373	324
Pacific Gas and Electric Co. 3.30% 2027	183	154
Pacific Gas and Electric Co. 3.00% 2028	54	45
Pacific Gas and Electric Co. 3.75% 2028	1,094	923
Pacific Gas and Electric Co. 4.65% 2028	125	110
Pacific Gas and Electric Co. 4.55% 2030	13,487	11,573
Pacific Gas and Electric Co. 2.50% 2031	14,836	10,814
Pacific Gas and Electric Co. 3.25% 2031	9,497	7,260
Pacific Gas and Electric Co. 3.30% 2040	920	591
Pacific Gas and Electric Co. 3.75% 2042	850	541
Pacific Gas and Electric Co. 3.50% 2050	11,405	6,968
PG&E Corp. 5.00% 2028	1,610	1,388
PG&E Corp. 5.25% 2030	11,890	10,145
Progress Energy, Inc. 7.00% 2031	2,389	2,536
Progress Energy, Inc. 7.75% 2031	4,359	4,829
Public Service Company of Colorado 1.875% 2031	6,542	5,119
Public Service Company of Colorado 1.90% 2031	2,784	2,210
Public Service Electric and Gas Co. 3.20% 2029	2,231	2,005
Public Service Electric and Gas Co. 1.90% 2031	300	235
Public Service Electric and Gas Co. 3.10% 2032	4,663	3,980
Public Service Electric and Gas Co. 2.05% 2050	3,087	1,682
American Funds Multi-Sector Income Fund — Page 15 of 41

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 0.975% 2024	USD2,240	$2,077
Southern California Edison Co. 4.70% 2027	22,772	22,120
Southern California Edison Co. 3.65% 2028	1,000	913
Southern California Edison Co. 2.85% 2029	1,352	1,142
Southern California Edison Co. 4.20% 2029	165	153
Southern California Edison Co. 2.25% 2030	1,588	1,260
Southern California Edison Co. 2.50% 2031	10,354	8,189
Southern California Edison Co. 2.75% 2032	4,175	3,313
Southern California Edison Co. 3.45% 2052	5,000	3,375
Southern California Edison Co., Series C, 3.60% 2045	2,000	1,374
Southwestern Electric Power Co. 3.25% 2051	4,154	2,650
State Grid Overseas Investment, Ltd. 4.375% 2043	2,800	2,577
State Grid Overseas Investment, Ltd. 4.85% 2044	2,000	1,973
Talen Energy Corp. 10.50% 2026[1,7]	7,960	6,543
Talen Energy Corp. 7.25% 2027[1]	1,255	1,286
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 7.48% 2023[3,4]	2,840	2,851
Tampa Electric Co. 5.00% 2052	2,625	2,419
Union Electric Co. 2.15% 2032	2,850	2,205
Union Electric Co. 3.90% 2052	2,395	1,888
Venture Global Calcasieu Pass, LLC 3.875% 2029[1]	12,680	10,903
Virginia Electric and Power Co. 2.875% 2029	4,080	3,543
Virginia Electric and Power Co. 2.30% 2031	8,380	6,655
Virginia Electric and Power Co. 2.40% 2032	8,881	7,090
Virginia Electric and Power Co. 2.45% 2050	205	121
WEC Energy Group, Inc. 5.15% 2027	3,350	3,324
Wisconsin Power and Light Co. 1.95% 2031	2,240	1,755
Wisconsin Power and Light Co. 3.95% 2032	1,660	1,503
Xcel Energy, Inc. 3.35% 2026	1,130	1,050
Xcel Energy, Inc. 1.75% 2027	4,217	3,649
Xcel Energy, Inc. 2.60% 2029	181	151
Xcel Energy, Inc. 3.40% 2030	10,948	9,515
Xcel Energy, Inc. 2.35% 2031	1,660	1,286
Xcel Energy, Inc. 3.50% 2049	2,360	1,696
		477,727
Health care 5.15%
AbbVie Inc. 4.05% 2039	1,500	1,211
AmerisourceBergen Corp. 2.70% 2031	5,134	4,135
Amgen, Inc. 3.00% 2029	425	372
Amgen, Inc. 4.05% 2029	11,250	10,364
Amgen, Inc. 4.20% 2033	14,000	12,689
Amgen, Inc. 3.00% 2052	100	63
Amgen, Inc. 4.875% 2053	10,675	9,407
AstraZeneca Finance, LLC 1.75% 2028	5,266	4,432
AstraZeneca Finance, LLC 2.25% 2031	65	53
AstraZeneca PLC 1.375% 2030	56	43
Avantor Funding, Inc. 4.625% 2028[1]	5,615	5,009
Avantor Funding, Inc. 3.875% 2029[1]	18,375	14,960
Bausch Health Americas, Inc. 9.25% 2026[1]	1,670	993
Bausch Health Americas, Inc. 8.50% 2027[1]	75	32
Bausch Health Companies, Inc. 9.00% 2025[1]	2,430	1,546
Bausch Health Companies, Inc. 5.75% 2027[1]	200	137
Bausch Health Companies, Inc. 5.00% 2028[1]	660	244
American Funds Multi-Sector Income Fund — Page 16 of 41

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Bausch Health Companies, Inc. 7.00% 2028[1]	USD2,375	$910
Bausch Health Companies, Inc. 5.25% 2030[1]	1,220	458
Bausch Health Companies, Inc. 5.25% 2031[1]	13,299	5,027
Baxter International, Inc. 1.915% 2027	2,150	1,874
Baxter International, Inc. 2.539% 2032	21,380	16,657
Becton, Dickinson and Company 4.298% 2032	10,000	9,137
Boston Scientific Corp. 2.65% 2030	499	415
Catalent Pharma Solutions, Inc. 5.00% 2027[1]	2,105	1,880
Catalent Pharma Solutions, Inc. 3.125% 2029[1]	12,090	9,337
Catalent Pharma Solutions, Inc. 3.50% 2030[1]	6,015	4,739
Centene Corp. 2.45% 2028	24,620	20,087
Centene Corp. 4.625% 2029	30,621	27,588
Centene Corp. 3.00% 2030	610	484
Centene Corp. 3.375% 2030	644	528
Centene Corp. 2.50% 2031	3,280	2,479
Centene Corp. 2.625% 2031	4,440	3,355
Charles River Laboratories International, Inc. 4.25% 2028[1]	3,618	3,158
Charles River Laboratories International, Inc. 3.75% 2029[1]	5,730	4,774
Charles River Laboratories International, Inc. 4.00% 2031[1]	2,340	1,890
Cigna Corp. 2.375% 2031	46	37
Community Health Systems, Inc. 5.625% 2027[1]	180	139
Community Health Systems, Inc. 6.00% 2029[1]	165	122
Community Health Systems, Inc. 6.875% 2029[1]	1,200	582
CVS Health Corp. 1.75% 2030	3,625	2,778
DaVita, Inc. 4.625% 2030[1]	3,470	2,693
Encompass Health Corp. 4.50% 2028	3,442	2,955
Encompass Health Corp. 4.75% 2030	3,490	2,877
Endo DAC / Endo Finance, LLC / Endo Finco 6.00% 2028[1,7]	1,100	63
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]	3,610	2,855
Gilead Sciences, Inc. 2.80% 2050	225	139
Grifols Escrow Issuer SA 4.75% 2028[1]	1,510	1,170
HCA, Inc. 5.375% 2026	425	412
HCA, Inc. 5.625% 2028	4,360	4,162
HCA, Inc. 5.875% 2029	2,870	2,795
HCA, Inc. 2.375% 2031	10,953	8,119
HCA, Inc. 4.625% 2052[1]	2,771	2,087
HealthEquity, Inc. 4.50% 2029[1]	5,910	5,000
Humana, Inc. 3.70% 2029	225	202
IMS Health Holdings, Inc. 5.00% 2026[1]	10,395	9,918
Johnson & Johnson 2.10% 2040	108	72
Kaiser Foundation Hospitals 2.81% 2041	355	249
Molina Healthcare, Inc. 4.375% 2028[1]	5,681	5,139
Molina Healthcare, Inc. 3.875% 2032[1]	11,930	9,789
Mozart Debt Merger Sub, Inc. 3.875% 2029[1]	2,000	1,607
Mozart Debt Merger Sub, Inc. 5.25% 2029[1]	13,995	10,593
Novartis Capital Corp. 1.75% 2025	32	30
Novartis Capital Corp. 2.00% 2027	329	296
Option Care Health, Inc. 4.375% 2029[1]	3,560	3,015
Organon Finance 1, LLC 5.125% 2031[1]	5,740	4,712
Owens & Minor, Inc. 6.625% 2030[1]	4,480	3,954
Par Pharmaceutical, Inc. 7.50% 2027[1]	450	357
Partners HealthCare System, Inc. 3.192% 2049	42	29
Pfizer, Inc. 3.45% 2029	383	353
Radiology Partners, Inc. 9.25% 2028[1]	12,830	8,390
American Funds Multi-Sector Income Fund — Page 17 of 41

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Rede D’Or Finance SARL 4.95% 2028	USD2,298	$2,030
Rede D’Or Finance SARL 4.50% 2030	7,045	5,718
Roche Holdings, Inc. 1.93% 2028[1]	4,670	3,930
Roche Holdings, Inc. 2.076% 2031[1]	7,228	5,800
Roche Holdings, Inc. 2.607% 2051[1]	791	518
RP Escrow Issuer, LLC 5.25% 2025[1]	5,735	4,747
Select Medical Holdings Corp. 6.25% 2026[1]	6,196	5,838
Summa Health 3.511% 2051	1,325	907
Surgery Center Holdings 10.00% 2027[1]	6,475	6,305
Syneos Health, Inc. 3.625% 2029[1]	1,559	1,243
Tenet Healthcare Corp. 4.625% 2024[1]	5,000	4,844
Tenet Healthcare Corp. 4.625% 2024	771	746
Tenet Healthcare Corp. 4.875% 2026[1]	2,135	1,987
Tenet Healthcare Corp. 5.125% 2027[1]	3,270	2,941
Tenet Healthcare Corp. 6.125% 2028[1]	10,640	9,339
Tenet Healthcare Corp. 4.375% 2030[1]	6,000	5,021
Teva Pharmaceutical Finance Co. BV 6.00% 2024	788	766
Teva Pharmaceutical Finance Co. BV 3.15% 2026	24,675	20,279
Teva Pharmaceutical Finance Co. BV 4.75% 2027	21,075	17,926
Teva Pharmaceutical Finance Co. BV 6.75% 2028	24,260	22,321
Teva Pharmaceutical Finance Co. BV 5.125% 2029	22,085	18,272
Teva Pharmaceutical Finance Co. BV 4.10% 2046	5,694	3,411
UnitedHealth Group, Inc. 2.90% 2050	10,868	7,170
UnitedHealth Group, Inc. 3.25% 2051	221	154
UnitedHealth Group, Inc. 4.75% 2052	1,210	1,085
UnitedHealth Group, Inc. 4.95% 2062	297	266
Valeant Pharmaceuticals International, Inc. 5.50% 2025[1]	14,460	11,510
		443,231
Materials 4.50%
Alcoa Nederland Holding BV 5.50% 2027[1]	300	280
Allegheny Technologies, Inc. 4.875% 2029	12,115	10,090
Allegheny Technologies, Inc. 5.125% 2031	6,060	4,962
Alpek, S.A.B. de C.V 3.25% 2031	3,000	2,224
Alpek, SAB de CV, 3.25% 2031[1]	1,100	815
Anglo American Capital PLC 2.625% 2030[1]	5,960	4,595
Anglo American Capital PLC 2.875% 2031[1]	561	435
Anglo American Capital PLC 3.95% 2050[1]	206	141
Arconic Corp. 6.00% 2025[1]	115	111
Ardagh Group SA 6.50% Cash 2027[1,6]	7,753	5,324
Ardagh Metal Packaging Finance USA, LLC 4.00% 2029[1]	2,980	2,188
Ardagh Packaging Finance 5.25% 2025[1]	700	656
Axalta Coating Systems, LLC 4.75% 2027[1]	11,005	9,824
Bluestar Finance Holdings, Ltd. 3.875% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 6.651% on 6/24/2023)[2]	4,580	4,537
Braskem Idesa SAPI 7.45% 2029	4,900	3,724
Braskem Idesa SAPI 7.45% 2029[1]	2,150	1,634
Braskem Idesa SAPI 6.99% 2032	11,200	7,504
Braskem Idesa SAPI 6.99% 2032[1]	5,880	3,940
Braskem Netherlands Finance BV 4.50% 2030[1]	1,170	948
Braskem SA 4.50% 2030	850	688
Braskem SA 5.875% 2050[1]	400	284
BWAY Parent Co., Inc. 5.50% 2024[1]	1,995	1,898
Can-Pack SA / Canpack US, LLC 3.875% 2029[1]	12,535	9,819
American Funds Multi-Sector Income Fund — Page 18 of 41

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Celanese US Holdings, LLC 6.379% 2032	USD7,286	$6,780
Cleveland-Cliffs, Inc. 6.75% 2026[1]	260	256
Cleveland-Cliffs, Inc. 5.875% 2027	160	144
Cleveland-Cliffs, Inc. 4.875% 2031[1]	1,850	1,531
CSN Islands XI Corp. 6.75% 2028	2,080	1,806
CSN Resources SA 4.625% 2031	1,250	854
CSN Resources SA 5.875% 2032	10,003	7,302
CSN Resources SA 5.875% 2032[1]	1,667	1,217
CVR Partners, LP 6.125% 2028[1]	5,965	5,202
Diamond (BC) BV 4.625% 2029[1]	2,395	1,671
Ecolab, Inc. 2.125% 2032	3,435	2,717
Element Solutions, Inc. 3.875% 2028[1]	11,735	9,474
First Quantum Minerals, Ltd. 6.50% 2024[1]	15,245	14,959
First Quantum Minerals, Ltd. 6.875% 2027[1]	18,782	16,946
FMG Resources 4.375% 2031[1]	9,580	7,377
Fresnillo PLC 4.25% 2050[1]	1,100	758
FXI Holdings, Inc. 7.875% 2024[1]	2,536	2,006
FXI Holdings, Inc. 12.25% 2026[1]	15,106	11,990
GC Treasury Center Co., Ltd. 4.40% 2032	11,500	9,922
GC Treasury Center Co., Ltd. 4.40% 2032[1]	1,600	1,380
Glencore Funding, LLC 2.625% 2031[1]	2,000	1,502
Glencore Funding, LLC 3.875% 2051[1]	2,000	1,343
GPC Merger Sub, Inc. 7.125% 2028[1]	2,017	1,624
Gran Colombia Gold Corp. 6.875% 2026[1]	1,860	1,354
International Flavors & Fragrances, Inc. 1.832% 2027[1]	24	20
International Flavors & Fragrances, Inc. 2.30% 2030[1]	1,044	803
International Flavors & Fragrances, Inc. 3.468% 2050[1]	22,705	14,908
Labl, Inc. 8.25% 2029[1]	2,535	1,847
LSB Industries, Inc. 6.25% 2028[1]	3,295	2,833
LYB International Finance III, LLC 2.25% 2030	521	406
LYB International Finance III, LLC 3.375% 2040	1,500	1,031
LYB International Finance III, LLC 3.625% 2051	3,676	2,407
Mercer International, Inc. 5.125% 2029	685	547
Methanex Corp. 5.125% 2027	5,150	4,335
Methanex Corp. 5.25% 2029	3,000	2,392
Mineral Resources, Ltd. 8.50% 2030[1]	11,900	11,526
Nova Chemicals Corp. 5.25% 2027[1]	3,100	2,642
Nova Chemicals Corp. 4.25% 2029[1]	14,955	11,702
Novelis Corp. 4.75% 2030[1]	9,726	8,000
Novelis Corp. 3.875% 2031[1]	10,781	8,065
Olin Corp. 5.00% 2030	3,000	2,494
Praxair, Inc. 2.00% 2050	18	10
Rio Tinto Finance (USA), Ltd. 2.75% 2051	7,587	4,932
SCIH Salt Holdings, Inc. 4.875% 2028[1]	22,390	18,532
SCIH Salt Holdings, Inc. 6.625% 2029[1]	13,505	10,400
Scotts Miracle-Gro Co. 4.50% 2029	6,308	4,588
Scotts Miracle-Gro Co. 4.375% 2032	9,015	6,426
Sealed Air Corp. 4.00% 2027[1]	11,364	9,858
Sherwin-Williams Company 2.90% 2052	20,925	12,608
Silgan Holdings, Inc. 4.125% 2028	5,374	4,778
South32 Treasury (USA), Ltd. 4.35% 2032[1]	1,753	1,511
Summit Materials, Inc. 6.50% 2027[1]	270	259
Summit Materials, Inc. 5.25% 2029[1]	9,060	7,984
Trivium Packaging BV 5.50% 2026[1]	2,115	1,894
American Funds Multi-Sector Income Fund — Page 19 of 41

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Trivium Packaging BV 8.50% 2027[1]	USD3,165	$2,801
Valvoline, Inc. 4.25% 2030[1]	5,960	5,645
Valvoline, Inc. 3.625% 2031[1]	9,015	6,652
Venator Materials Corp. 5.75% 2025[1]	3,015	2,041
Venator Materials Corp. 9.50% 2025[1]	8,610	8,289
W. R. Grace Holdings, LLC 4.875% 2027[1]	2,035	1,752
W. R. Grace Holdings, LLC 5.625% 2029[1]	2,055	1,546
Warrior Met Coal, Inc. 7.875% 2028[1]	12,415	12,083
		387,283
Consumer staples 4.31%
7-Eleven, Inc. 0.95% 2026[1]	365	315
7-Eleven, Inc. 1.30% 2028[1]	445	359
7-Eleven, Inc. 1.80% 2031[1]	21,519	16,020
7-Eleven, Inc. 2.50% 2041[1]	900	561
7-Eleven, Inc. 2.80% 2051[1]	10,815	6,331
Albertsons Companies, Inc. 3.50% 2029[1]	4,175	3,374
Altria Group, Inc. 4.80% 2029	2,000	1,848
Altria Group, Inc. 3.40% 2030	800	649
Altria Group, Inc. 3.875% 2046	18,606	11,806
Altria Group, Inc. 4.45% 2050	13,286	8,905
Altria Group, Inc. 3.70% 2051	12,559	7,606
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	90	79
Anheuser-Busch InBev NV 4.439% 2048	180	147
Anheuser-Busch InBev NV 4.60% 2048	600	499
Anheuser-Busch InBev NV 4.50% 2050	37,290	30,797
B&G Foods, Inc. 5.25% 2025	10,870	9,470
B&G Foods, Inc. 5.25% 2027	5,735	4,658
British American Tobacco PLC 2.726% 2031	2,750	2,051
British American Tobacco PLC 4.54% 2047	186	124
British American Tobacco PLC 4.758% 2049	512	350
British American Tobacco PLC 3.984% 2050	34,940	21,452
British American Tobacco PLC 5.65% 2052	2,532	1,935
Central Garden & Pet Co. 4.125% 2030	3,600	2,873
Central Garden & Pet Co. 4.125% 2031[1]	18,275	14,407
Conagra Brands, Inc. 1.375% 2027	5,135	4,149
Conagra Brands, Inc. 5.30% 2038	2	2
Conagra Brands, Inc. 5.40% 2048	15,000	12,971
Constellation Brands, Inc. 2.875% 2030	1,040	864
Constellation Brands, Inc. 2.25% 2031	20,750	15,963
Constellation Brands, Inc. 4.75% 2032	244	229
Darling Ingredients, Inc. 5.25% 2027[1]	2,055	1,941
Darling Ingredients, Inc. 6.00% 2030[1]	16,970	16,189
Edgewell Personal Care Co. 5.50% 2028[1]	5,550	4,970
Energizer Holdings, Inc. 4.375% 2029[1]	3,320	2,470
Imperial Tobacco Finance PLC 6.125% 2027[1]	5,470	5,398
Ingles Markets, Inc. 4.00% 2031[1]	11,345	9,280
InRetail Consumer 3.25% 2028[1]	1,100	917
Kraft Heinz Company 4.375% 2046	10,880	8,481
Kraft Heinz Company 5.50% 2050	4,500	4,058
Kroger Co. 3.95% 2050	11,840	9,066
Kronos Acquisition Holdings, Inc. 5.00% 2026[1]	6,070	5,334
Kronos Acquisition Holdings, Inc. 7.00% 2027[1]	12,010	9,212
Lamb Weston Holdings, Inc. 4.125% 2030[1]	7,985	6,771
American Funds Multi-Sector Income Fund — Page 20 of 41

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
MARB BondCo PLC 3.95% 2031[1]	USD2,577	$1,869
Marfrig Global Foods SA 3.95% 2031	5,000	3,627
Minerva Luxembourg SA 4.375% 2031	5,300	4,024
Natura Cosmeticos SA 4.125% 2028[1]	3,800	3,008
NBM US Holdings, Inc. 6.625% 2029[9]	500	457
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 7.424% 2026[3,4]	13,576	12,672
PepsiCo, Inc. 1.625% 2030	6	5
PepsiCo, Inc. 1.40% 2031	34	26
PepsiCo, Inc. 1.95% 2031	2,459	1,960
PepsiCo, Inc. 2.75% 2051	7,077	4,830
Performance Food Group, Inc. 5.50% 2027[1]	3,815	3,476
Performance Food Group, Inc. 4.25% 2029[1]	12,433	10,376
Philip Morris International, Inc. 3.375% 2029	37	32
Philip Morris International, Inc. 1.75% 2030	2,713	1,986
Philip Morris International, Inc. 4.125% 2043	12	8
Philip Morris International, Inc. 4.25% 2044	15	11
Post Holdings, Inc. 5.625% 2028[1]	7,370	6,740
Post Holdings, Inc. 5.50% 2029[1]	8,255	7,149
Post Holdings, Inc. 4.625% 2030[1]	12,811	10,550
Post Holdings, Inc. 4.50% 2031[1]	2,000	1,614
Prestige Brands International, Inc. 5.125% 2028[1]	5,345	4,820
Prestige Brands International, Inc. 3.75% 2031[1]	5,985	4,656
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	445	334
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	560	358
Simmons Foods, Inc. 4.625% 2029[1]	16,820	13,788
US Foods, Inc. 4.625% 2030[1]	7,670	6,364
Wal-Mart Stores, Inc. 4.15% 2032	1,350	1,295
Wal-Mart Stores, Inc. 4.50% 2052	680	639
		371,555
Information technology 3.23%
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 10.621% 2025[3,4]	3,080	2,535
Analog Devices, Inc. 1.70% 2028	398	333
Analog Devices, Inc. 2.10% 2031	19,575	15,543
Analog Devices, Inc. 2.95% 2051	3,709	2,481
Apple, Inc. 3.35% 2032	19,000	16,941
Apple, Inc. 2.65% 2051	18,405	12,140
Apple, Inc. 3.95% 2052	6,568	5,498
Block, Inc. 3.50% 2031	15,000	11,659
BMC Software, Inc. 7.125% 2025[1]	5,900	5,789
BMC Software, Inc. 9.125% 2026[1]	90	87
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[3,4]	7,150	6,699
Booz Allen Hamilton, Inc. 3.875% 2028[1]	5,265	4,540
Booz Allen Hamilton, Inc. 4.00% 2029[1]	7,907	6,780
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	53	49
Broadcom, Inc. 4.00% 2029[1]	992	875
Broadcom, Inc. 4.75% 2029	220	205
Broadcom, Inc. 4.15% 2030	350	303
Broadcom, Inc. 2.45% 2031[1]	8,141	6,147
Broadcom, Inc. 4.15% 2032[1]	3,121	2,617
Broadcom, Inc. 4.30% 2032	1,000	841
Broadcom, Inc. 2.60% 2033[1]	6,660	4,768
Broadcom, Inc. 3.469% 2034[1]	474	356
Broadcom, Inc. 3.137% 2035[1]	802	564
American Funds Multi-Sector Income Fund — Page 21 of 41

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom, Inc. 3.187% 2036[1]	USD111	$76
Broadcom, Inc. 4.926% 2037[1]	9,780	8,083
Broadcom, Inc. 3.50% 2041[1]	4,787	3,239
Broadcom, Inc. 3.75% 2051[1]	4,334	2,851
CDK Global, Inc. 7.25% 2029[1]	14,770	14,073
CommScope, Inc. 7.125% 2028[1]	5,000	3,870
Diebold Nixdorf, Inc. 9.375% 2025[1]	6,000	4,575
Entegris Escrow Corp. 4.75% 2029[1]	1,795	1,585
Fair Isaac Corp. 4.00% 2028[1]	8,495	7,256
Gartner, Inc. 4.50% 2028[1]	3,270	2,929
Gartner, Inc. 3.625% 2029[1]	5,330	4,449
Gartner, Inc. 3.75% 2030[1]	5,165	4,239
Global Payments, Inc. 2.90% 2030	67	54
Mastercard, Inc. 1.90% 2031	18,110	14,472
Mastercard, Inc. 3.85% 2050	100	81
Mastercard, Inc. 2.95% 2051	1,755	1,198
MoneyGram International, Inc. 5.375% 2026[1]	12,555	12,322
NCR Corp. 5.00% 2028[1]	1,000	789
NCR Corp. 5.125% 2029[1]	10,171	7,649
NCR Corp. 5.25% 2030[1]	2,554	1,932
Oracle Corp. 2.875% 2031	5,479	4,328
Oracle Corp. 3.60% 2050	50	31
Oracle Corp. 3.95% 2051	212	141
PayPal Holdings, Inc. 2.85% 2029	1,060	908
PayPal Holdings, Inc. 5.05% 2052	12,655	11,312
PayPal Holdings, Inc. 5.25% 2062	3,995	3,578
Rocket Software, Inc. 6.50% 2029[1]	8,750	6,493
salesforce.com, inc. 2.90% 2051	25,015	16,572
ServiceNow, Inc. 1.40% 2030	18,684	13,784
SK hynix, Inc. 1.50% 2026	4,300	3,728
SK hynix, Inc. 1.50% 2026[1]	200	173
SK hynix, Inc. 2.375% 2031	7,600	5,631
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 7.535% 2027[3,4]	7,405	7,016
VeriSign, Inc. 2.70% 2031	729	567
Visa, Inc. 2.70% 2040	120	87
		277,821
Real estate 2.39%
American Tower Corp. 2.30% 2031	10,000	7,498
American Tower Corp. 2.70% 2031	331	260
American Tower Corp. 4.05% 2032	1,676	1,447
American Tower Corp. 2.95% 2051	25,025	15,069
Brookfield Property REIT, Inc. 5.75% 2026[1]	3,770	3,413
Brookfield Property REIT, Inc. 4.50% 2027[1]	3,780	3,106
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[1]	3,240	2,440
Equinix, Inc. 1.45% 2026	2,260	1,960
Equinix, Inc. 2.90% 2026	68	61
Equinix, Inc. 1.55% 2028	105	85
Equinix, Inc. 2.00% 2028	894	733
Equinix, Inc. 3.20% 2029	75	64
Equinix, Inc. 2.15% 2030	7,030	5,400
Equinix, Inc. 2.50% 2031	1,645	1,269
Equinix, Inc. 3.90% 2032	1,150	979
Equinix, Inc. 2.95% 2051	3,250	1,954
American Funds Multi-Sector Income Fund — Page 22 of 41

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 3.40% 2052	USD819	$541
Essex Portfolio, LP 2.55% 2031	1,762	1,384
Extra Space Storage, Inc. 2.35% 2032	168	124
FibraSOMA 4.375% 2031[1]	3,933	2,776
Howard Hughes Corp. 5.375% 2028[1]	2,466	2,050
Howard Hughes Corp. 4.125% 2029[1]	9,840	7,623
Howard Hughes Corp. 4.375% 2031[1]	12,035	8,664
Iron Mountain, Inc. 5.00% 2028[1]	2,224	1,917
Iron Mountain, Inc. 5.25% 2028[1]	3,185	2,798
Iron Mountain, Inc. 4.875% 2029[1]	7,610	6,263
Iron Mountain, Inc. 5.25% 2030[1]	3,000	2,489
Iron Mountain, Inc. 4.50% 2031[1]	2,665	2,065
Kennedy-Wilson Holdings, Inc. 4.75% 2029	10,210	7,816
Kennedy-Wilson Holdings, Inc. 4.75% 2030	19,620	14,597
Kennedy-Wilson Holdings, Inc. 5.00% 2031	3,020	2,196
Ladder Capital Corp. 4.75% 2029[1]	5,500	4,127
Medical Properties Trust, Inc. 5.00% 2027	90	78
Medical Properties Trust, Inc. 3.50% 2031	16,215	11,324
Park Intermediate Holdings, LLC 5.875% 2028[1]	9,000	7,722
Park Intermediate Holdings, LLC 4.875% 2029[1]	10,330	8,383
Public Storage 1.95% 2028	417	348
Public Storage 2.25% 2031	8,155	6,429
Realogy Corp. 5.75% 2029[1]	2,525	1,824
Realogy Corp. 5.25% 2030[1]	6,220	4,235
RHP Hotel Properties, LP / RHP Finance Corp. 4.50% 2029[1]	5,755	4,782
RLJ Lodging Trust, LP 3.75% 2026[1]	2,610	2,233
RLJ Lodging Trust, LP 4.00% 2029[1]	3,380	2,655
Sun Communities Operating, LP 2.30% 2028	198	159
Sun Communities Operating, LP 2.70% 2031	3,382	2,561
Sun Communities Operating, LP 4.20% 2032	24,225	20,324
VICI Properties, LP 4.75% 2028	876	807
VICI Properties, LP 4.95% 2030	8,380	7,591
VICI Properties, LP 5.125% 2032	6,694	5,948
VICI Properties, LP 5.625% 2052	4,250	3,526
Westfield Corp., Ltd. 3.50% 2029[1]	10	8
Xenia Hotels & Resorts, Inc. 4.875% 2029[1]	2,120	1,752
		205,857
Total corporate bonds, notes & loans		5,745,297
Bonds & notes of governments & government agencies outside the U.S. 8.33%
Abu Dhabi (Emirate of) 2.50% 2029[1]	15,000	13,087
Abu Dhabi (Emirate of) 3.125% 2030	6,500	5,889
Abu Dhabi (Emirate of) 1.70% 2031[1]	12,800	10,177
Abu Dhabi (Emirate of) 1.875% 2031	1,500	1,202
Abu Dhabi (Emirate of) 3.875% 2050	9,900	8,098
Angola (Republic of) 8.25% 2028	2,500	1,977
Angola (Republic of) 8.00% 2029	25,240	19,059
Angola (Republic of) 8.75% 2032	3,100	2,307
Argentine Republic 1.00% 2029	5,233	1,013
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[2]	62,185	12,560
Argentine Republic 1.50% 2035 (3.625% on 7/9/2023)[2]	71,472	13,018
Armenia (Republic of) 7.15% 2025	200	196
Bahrain (Kingdom of) 6.125% 2023	1,300	1,309
American Funds Multi-Sector Income Fund — Page 23 of 41

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Belarus (Republic of) 6.875% 2023[7]	USD460	$150
Belarus (Republic of) 5.875% 2026[7]	6,100	1,525
Brazil (Federative Republic of) 4.75% 2050	12,300	8,412
Chile (Republic of) 3.10% 2041	10,120	6,882
Chile (Republic of) 4.34% 2042	1,815	1,442
Colombia (Republic of) 4.50% 2029	300	247
Colombia (Republic of) 3.00% 2030	8,686	6,242
Colombia (Republic of) 3.125% 2031	1,311	911
Colombia (Republic of) 3.25% 2032	10,720	7,272
Colombia (Republic of) 7.375% 2037	300	261
Colombia (Republic of) 5.625% 2044	902	600
Colombia (Republic of) 5.00% 2045	11,144	6,787
Colombia (Republic of) 5.20% 2049	200	124
Colombia (Republic of) 4.125% 2051	400	216
Costa Rica (Republic of) 6.125% 2031	4,228	3,883
Costa Rica (Republic of) 6.125% 2031[1]	1,700	1,561
Costa Rica (Republic of) 7.158% 2045	1,200	1,017
Cote d’Ivoire (Republic of) 5.75% 2032[2]	2,978	2,554
Cote d’Ivoire (Republic of) 6.125% 2033	7,000	5,355
Development Bank of Mongolia, LLC 7.25% 2023	6,210	5,962
Dominican Republic 5.50% 2025	1,400	1,362
Dominican Republic 6.875% 2026	1,000	977
Dominican Republic 5.95% 2027	1,650	1,540
Dominican Republic 5.50% 2029	3,000	2,593
Dominican Republic 4.50% 2030	11,100	8,779
Dominican Republic 4.50% 2030[1]	5,789	4,578
Dominican Republic 6.00% 2033	5,120	4,180
Dominican Republic 6.00% 2033[1]	1,285	1,049
Dominican Republic 5.30% 2041	3,600	2,446
Dominican Republic 5.30% 2041[1]	412	280
Dominican Republic 6.85% 2045	1,100	860
Dominican Republic 5.875% 2060	18,700	12,412
Dominican Republic 5.875% 2060[1]	1,700	1,128
Egypt (Arab Republic of) 6.588% 2028	7,100	4,998
Egypt (Arab Republic of) 6.588% 2028[1]	1,200	845
Egypt (Arab Republic of) 7.60% 2029	3,600	2,531
Egypt (Arab Republic of) 5.875% 2031	18,000	10,510
Egypt (Arab Republic of) 5.875% 2031[1]	6,930	4,046
Egypt (Arab Republic of) 7.625% 2032[1]	4,200	2,545
Egypt (Arab Republic of) 8.75% 2051	1,600	886
Egypt (Arab Republic of) 8.15% 2059	18,200	9,876
Ethiopia (Federal Democratic Republic of) 6.625% 2024	9,000	4,600
Export-Import Bank of India 3.25% 2030	14,100	11,803
Gabonese Republic 6.95% 2025	7,400	6,144
Gabonese Republic 7.00% 2031[1]	6,000	3,974
Gabonese Republic 7.00% 2031	2,200	1,457
Georgia (Republic of) 2.75% 2026[1]	2,880	2,463
Georgia (Republic of) 2.75% 2026	2,667	2,281
Ghana (Republic of) 0% 2025	2,000	856
Ghana (Republic of) 8.125% 2026	1,210	613
Ghana (Republic of) 6.375% 2027	14,090	5,685
Ghana (Republic of) 6.375% 2027[1]	4,000	1,614
Ghana (Republic of) 7.75% 2029[1]	5,100	1,956
Ghana (Republic of) 8.125% 2032	15,400	5,831
Ghana (Republic of) 8.125% 2032[1]	1,500	568
American Funds Multi-Sector Income Fund — Page 24 of 41

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Ghana (Republic of) 8.95% 2051	USD1,500	$559
Honduras (Republic of) 6.25% 2027	10,360	8,550
Honduras (Republic of) 5.625% 2030[1]	6,175	4,491
Honduras (Republic of) 5.625% 2030	5,548	4,035
Indonesia (Republic of) 8.50% 2035	3,000	3,645
Indonesia (Republic of) 6.625% 2037	900	934
Indonesia (Republic of) 5.25% 2042	10,210	9,269
Indonesia (Republic of) 4.625% 2043	5,800	4,940
Indonesia (Republic of) 6.75% 2044	575	603
Indonesia (Republic of) 5.125% 2045	1,515	1,328
Israel (State of) 3.375% 2050	2,500	1,858
Jordan (Hashemite Kingdom of) 5.75% 2027[1]	10,100	9,116
Jordan (Hashemite Kingdom of) 5.85% 2030[1]	2,100	1,714
Kazakhstan (Republic of) 4.875% 2044	3,200	2,484
Kenya (Republic of) 6.875% 2024[1]	200	171
Kenya (Republic of) 7.25% 2028	13,400	9,803
Kenya (Republic of) 7.25% 2028[1]	2,600	1,902
Kenya (Republic of) 8.00% 2032	2,000	1,362
Kenya (Republic of) 6.30% 2034[1]	2,700	1,664
Kenya (Republic of) 6.30% 2034	2,000	1,233
Kenya (Republic of) 8.25% 2048	1,200	729
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[2]	13,260	9,124
Nigeria (Republic of) 8.25% 2051[1]	15,000	8,488
Oman (Sultanate of) 5.375% 2027	16,650	15,685
Oman (Sultanate of) 6.75% 2027	7,350	7,269
Pakistan (Islamic Republic of) 5.625% 2022	2,188	1,876
Pakistan (Islamic Republic of) 8.25% 2024	400	169
Pakistan (Islamic Republic of) 6.00% 2026	6,244	2,452
Pakistan (Islamic Republic of) 6.00% 2026[1]	3,510	1,379
Pakistan (Islamic Republic of) 6.875% 2027	3,850	1,477
Panama (Republic of) 7.125% 2026	200	211
Panama (Republic of) 3.16% 2030	5,000	4,088
Panama (Republic of) 4.50% 2050	2,400	1,678
Panama (Republic of) 4.30% 2053	2,800	1,878
Panama (Republic of) 4.50% 2056	2,000	1,357
Panama (Republic of) 3.87% 2060	5,450	3,255
Panama (Republic of) 4.50% 2063	14,545	9,647
Paraguay (Republic of) 4.70% 2027[1]	400	379
Paraguay (Republic of) 4.95% 2031	25,800	23,051
Peru (Republic of) 4.125% 2027	300	285
Peru (Republic of) 2.783% 2031	2,200	1,747
Peru (Republic of) 1.862% 2032	4,000	2,818
Peru (Republic of) 3.00% 2034	4,990	3,759
Peru (Republic of) 6.55% 2037	9,500	9,769
Peru (Republic of) 3.55% 2051	1,200	807
Peru (Republic of) 2.78% 2060	4,949	2,703
Peru (Republic of) 3.23% 2121	1,400	762
PETRONAS Capital, Ltd. 3.50% 2030	9,700	8,861
PETRONAS Capital, Ltd. 3.50% 2030[1]	1,300	1,188
PETRONAS Capital, Ltd. 4.55% 2050[1]	800	717
Philippines (Republic of) 3.00% 2028	8,300	7,574
Philippines (Republic of) 1.648% 2031	1,200	905
Philippines (Republic of) 3.95% 2040	9,200	7,330
Philippines (Republic of) 3.70% 2042	2,500	1,912
Philippines (Republic of) 2.95% 2045	12,600	8,229
American Funds Multi-Sector Income Fund — Page 25 of 41

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Philippines (Republic of) 3.20% 2046	USD4,800	$3,212
Philippines (Republic of) 4.20% 2047	4,000	3,124
PT Indonesia Asahan Aluminium Tbk 5.45% 2030	10,000	8,964
Qatar (State of) 3.75% 2030[1]	14,100	13,272
Qatar (State of) 4.625% 2046	1,500	1,382
Qatar (State of) 5.103% 2048	1,600	1,554
Qatar (State of) 4.40% 2050[1]	16,100	14,200
Republika Srpska 4.75% 2026	EUR835	769
Romania 2.00% 2032	3,300	1,999
Romania 2.00% 2033	2,720	1,587
Romania 3.50% 2034	30	20
Romania 5.125% 2048	USD2,900	2,027
Romania 5.125% 2048[1]	300	210
Romanian Government 2.00% 2032	EUR7,500	4,542
Russian Federation 4.75% 2026[7]	USD1,600	712
Russian Federation 4.25% 2027[7]	4,200	1,869
Russian Federation 4.375% 2029[7]	1,000	405
Russian Federation 5.10% 2035[7]	6,400	2,592
Russian Federation 5.25% 2047[7]	1,800	801
Senegal (Republic of) 4.75% 2028	EUR4,500	3,574
Senegal (Republic of) 4.75% 2028	1,500	1,191
Senegal (Republic of) 6.75% 2048	USD8,000	5,011
South Africa (Republic of) 4.875% 2026	8,200	7,673
South Africa (Republic of) 4.30% 2028	7,900	6,594
South Africa (Republic of) 5.875% 2030	500	432
South Africa (Republic of) 5.875% 2032	11,300	9,363
South Africa (Republic of) 5.00% 2046	7,500	4,590
South Africa (Republic of) 6.30% 2048	12,200	8,606
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[7]	3,798	989
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025[7]	2,300	646
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025[7]	20,400	5,498
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[7]	1,780	455
Sri Lanka (Democratic Socialist Republic of) 7.85% 2029[7]	3,271	834
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[7]	14,029	3,573
Tunisia (Republic of) 6.75% 2023	EUR200	150
Tunisia (Republic of) 5.75% 2025	USD17,990	10,814
Turkey (Republic of) 6.375% 2025	5,700	5,170
Turkey (Republic of) 5.125% 2026[1]	4,000	3,652
Turkey (Republic of) 7.625% 2029	2,450	2,092
Turkey (Republic of) 5.875% 2031	21,050	15,336
Turkey (Republic of) 6.50% 2033	2,000	1,455
Turkey (Republic of) 6.00% 2041	200	124
Turkey (Republic of) 5.75% 2047	12,100	7,312
Ukraine 8.994% 2026[7]	6,377	1,371
Ukraine 7.75% 2028[7]	4,500	949
Ukraine 7.75% 2029[7]	200	43
Ukraine 9.75% 2030	200	44
Ukraine 6.876% 2031[1]	4,800	899
Ukraine 7.375% 2034[7]	4,500	863
United Mexican States 3.75% 2028	200	184
United Mexican States 4.50% 2029	18,100	16,773
United Mexican States 2.659% 2031	649	499
United Mexican States 4.875% 2033	2,338	2,060
United Mexican States 3.50% 2034	7,500	5,718
United Mexican States 6.05% 2040	13,600	12,618
American Funds Multi-Sector Income Fund — Page 26 of 41

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States 4.75% 2044	USD200	$154
United Mexican States 5.00% 2051	1,200	926
United Mexican States 4.40% 2052	550	381
United Mexican States 3.75% 2071	4,770	2,779
		717,416
Mortgage-backed obligations 6.89% Commercial mortgage-backed securities 4.17%
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.719% 2053[4,10]	500	416
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 5.00% 2049[4,10]	3,560	3,265
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2050[10]	10	9
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[10]	10	9
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.328% 2055[4,10]	5,250	4,949
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 2061[10]	4,000	3,380
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 2055[4,10]	11,003	10,057
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class C, 5.45% 2055[4,10]	10,858	9,916
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[10]	25	23
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[10]	10	9
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 2051[4,10]	10	9
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 2051[4,10]	1,445	1,309
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 2054[10]	5,500	4,221
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.594% 2055[4,10]	11,500	9,406
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 2055[4,10]	7,500	6,845
Benchmark Mortgage Trust, Series 2022-B36, Class C, 5.29% 2055[4,10]	6,501	5,759
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[10]	20	17
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 5.164% 2039[1,4,10]	2,694	2,627
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 5.986% 2027[1,4,10]	10,000	9,896
BX Trust, Series 2021-SDMF, Class B, (1-month USD-LIBOR + 0.738%) 3.556% 2034[1,4,10]	3,000	2,812
BX Trust, Series 2021-SDMF, Class C, (1-month USD-LIBOR + 0.888%) 3.706% 2034[1,4,10]	2,100	1,937
BX Trust, Series 2021-MFM1, Class B, (1-month USD-LIBOR + 0.95%) 3.768% 2034[1,4,10]	4,000	3,813
BX Trust, Series 2021-SDMF, Class D, (1-month USD-LIBOR + 1.387%) 4.205% 2034[1,4,10]	2,000	1,847
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 3.518% 2036[1,4,10]	1,733	1,657
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 3.717% 2036[1,4,10]	1,992	1,894
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 3.768% 2036[1,4,10]	2,696	2,533
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 4.115% 2036[1,4,10]	1,989	1,860
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 4.464% 2036[1,4,10]	1,992	1,858
BX Trust, Series 2021-ARIA, Class D, (1-month USD-LIBOR + 1.895%) 4.713% 2036[1,4,10]	1,380	1,284
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 5.684% 2037[1,4,10]	787	739
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 3.668% 2038[1,4,10]	2,102	2,021
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 3.688% 2038[1,4,10]	811	772
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 3.918% 2038[1,4,10]	731	691
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 4.068% 2038[1,4,10]	12,188	11,646
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 4.218% 2038[1,4,10]	9,259	8,725
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 4.318% 2038[1,4,10]	1,962	1,859
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 4.668% 2038[1,4,10]	2,982	2,819
BX Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 4.685% 2039[1,4,10]	3,000	2,885
BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 4.883% 2039[1,4,10]	2,801	2,615
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 4.935% 2039[1,4,10]	4,000	3,832
BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 5.164% 2039[1,4,10]	7,858	7,754
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 5.296% 2039[1,4,10]	5,771	5,765
BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 5.713% 2039[1,4,10]	4,977	4,944
BX Trust, Series 2022-PSB, Class B, (1-month USD CME Term SOFR + 2.949%) 5.794% 2039[1,4,10]	6,667	6,630
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 6.542% 2039[1,4,10]	8,173	8,128
BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 6.561% 2039[1,4,10]	1,855	1,833
American Funds Multi-Sector Income Fund — Page 27 of 41

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 6.033% 2035[1,4,10]	USD2,485	$2,358
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[10]	10	9
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[1,10]	419	413
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 2046[4,10]	893	880
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class C, 4.134% 2046[4,10]	2,000	1,966
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AS, 4.017% 2047[10]	438	420
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 2047[10]	420	408
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[4,10]	1,900	1,806
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class B, 3.772% 2048[10]	7,892	7,384
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.279% 2048[4,10]	2,660	2,463
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.565% 2048[4,10]	3,656	3,423
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[10]	303	288
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[1,10]	500	499
Commercial Mortgage Trust, Series 2012-CR2, Class B, 4.393% 2045[10]	351	350
Commercial Mortgage Trust, Series 2013-CR7, Class AM, 3.314% 2046[1,10]	560	554
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[1,10]	1,505	1,487
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[1,10]	500	491
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.739% 2046[10]	80	79
Commercial Mortgage Trust, Series 2013-CR6, Class C, 3.777% 2046[1,4,10]	1,310	1,294
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[1,4,10]	429	423
Commercial Mortgage Trust, Series 2013-CR10, Class C, 5.031% 2046[1,4,10]	1,309	1,281
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 2047[10]	108	104
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[10]	500	482
Commercial Mortgage Trust, Series 2014-CR18, Class B, 4.456% 2047[4,10]	381	365
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 2047[4,10]	950	909
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.587% 2047[4,10]	605	560
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 2047[10]	1,024	998
Commercial Mortgage Trust, Series 2014-CR16, Class C, 5.081% 2047[4,10]	460	437
Commercial Mortgage Trust, Series 2015-CR26, Class B, 4.619% 2048[4,10]	8,035	7,556
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.619% 2048[4,10]	860	788
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[10]	25	23
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[4,10]	250	239
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.276% 2050[4,10]	570	563
Commercial Mortgage Trust, Series 2013-CR11, Class C, 5.284% 2050[1,4,10]	1,250	1,224
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 3.898% 2038[1,4,10]	417	405
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 4.198% 2038[1,4,10]	381	367
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 4.518% 2038[1,4,10]	2,386	2,299
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 5.068% 2038[1,4,10]	8,648	8,303
FREMF Mortgage Trust, Series 2017-K67, Class B, 4.08% 2049[1,4,10]	2,000	1,857
Great Wolf Trust, Series 2019-WOLF, Class D, (1-month USD-LIBOR + 1.933%) 4.751% 2036[1,4,10]	1,213	1,158
GS Mortgage Securities Trust, Series 2022-SHIP, Class C, (1-month USD CME Term SOFR + 1.919%) 4.226% 2024[1,4,10]	757	743
GS Mortgage Securities Trust, Series 2022-SHIP, Class B, (1-month USD CME Term SOFR + 1.424%) 4.269% 2024[1,4,10]	1,464	1,439
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 3.738% 2025[1,4,10]	2,287	2,221
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[4,10]	650	639
GS Mortgage Securities Trust, Series 2013-GC16, Class A3, 4.244% 2046[10]	87	86
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 2048[10]	200	190
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 2038[1,10]	1,230	1,054
Ilpt Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class B, (1-month USD CME Term SOFR + 2.744%) 4.994% 2039[1,4,10]	3,273	3,273
Ilpt Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class C, (1-month USD CME Term SOFR + 3.493%) 5.743% 2039[1,4,10]	4,364	4,343
American Funds Multi-Sector Income Fund — Page 28 of 41

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class B, (1-month USD CME TERM SOFR + 3.286%) 6.131% 2037[1,4,10]	USD7,882	$7,695
Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class C, (1-month USD CME TERM SOFR + 3.685%) 6.53% 2037[1,4,10]	3,120	3,047
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 2047[4,10]	920	887
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[1,10]	2,602	2,217
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 2039[1,4,10]	2,092	1,727
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[1,10]	768	639
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class B, 3.499% 2046[10]	2,000	1,951
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372% 2047[10]	500	496
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[4,10]	650	637
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.357% 2047[4,10]	500	479
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 3.868% 2038[1,4,10]	1,374	1,330
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 4.218% 2038[1,4,10]	1,142	1,098
LUXE Commercial Mortgage Trust, Series 21-TRIP, Class C, (1-month USD-LIBOR + 1.75%) 4.568% 2038[1,4,10]	5,000	4,738
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 3.619% 2026[1,4,10]	1,534	1,479
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[4,10]	923	899
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.295% 2046[4,10]	2,876	2,841
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class AS, 4.482% 2046[4,10]	500	492
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 2047[10]	151	147
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[4,10]	3,197	3,017
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 2047[4,10]	195	187
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class C, 5.211% 2047[4,10]	5,800	5,698
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2048[10]	18,113	17,101
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.677% 2048[4,10]	74	70
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 2050[10]	45	42
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.781% 2052[4,10]	5,300	4,466
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 6.334% 2049[1,4,10]	415	394
Multi Family Connecticut Avenue Securities, Series 2020-1, Class M10, (1-month USD-LIBOR + 3.75%) 6.834% 2050[1,4,10]	3,400	3,190
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2032[1,10]	3,000	2,867
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 3.394% 2036[1,4,10]	1,558	1,486
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 3.744% 2036[1,4,10]	8,000	7,595
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 3.549% 2038[1,4,10]	1,442	1,378
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 3.898% 2038[1,4,10]	1,545	1,471
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 4.147% 2038[1,4,10]	2,077	1,968
SREIT Trust, Series 2021-MFP, Class D, (1-month USD-LIBOR + 1.578%) 4.396% 2038[1,4,10]	2,500	2,350
Storagemart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 4.796% 2039[1,4,10]	9,500	8,935
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% 2048[4,10]	1,000	913
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.219% 2048[4,10]	500	458
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[10]	25	23
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.457% 2050[4,10]	2,154	1,879
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 2057[1,10]	3,561	2,965
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.647% 2057[4,10]	4,100	3,855
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class B, 4.708% 2058[4,10]	6,750	6,383
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.708% 2058[4,10]	110	102
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 5.115% 2059[4,10]	5,760	5,446
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.241% 2045[10]	740	728
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.148% 2046[4,10]	1,251	1,226
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class AS, 4.271% 2047[10]	417	406
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[4,10]	512	494
American Funds Multi-Sector Income Fund — Page 29 of 41

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[4,10]	USD500	$494
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 2057[4,10]	100	96
		358,658
Collateralized mortgage-backed obligations (privately originated) 2.72%
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 4.684% 2029[1,4,10]	189	188
Binom Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2061[1,4,10]	1,224	1,104
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[1,4,10]	203	185
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[1,10]	1,653	1,486
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 2070 (6.125% on 1/29/2025)[1,2,10]	11,376	10,108
Cascade Funding Mortgage Trust, Series 2020-HB4, Class M3, 2.72% 2030[1,4,10]	225	208
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2031[1,4,10]	159	153
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,4,10]	775	732
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 2031[1,4,10]	1,296	1,193
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,4,10]	891	850
Cascade Funding Mortgage Trust, Series 2018-RM2, Class B, 4.00% 2068[1,4,10]	988	934
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[1,4,10]	898	869
Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00% 2068[1,4,10]	727	684
Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00% 2068[1,4,10]	727	673
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 2054 (5.25% on 11/25/2027)[1,2,10]	15,936	13,942
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[10]	182	170
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,4,10]	45	42
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 3.031% 2041[1,4,10]	1,389	1,376
Connecticut Avenue Securities, Series 2021-R03, Class 1M1, (30-day Average USD-SOFR + 0.85%) 3.131% 2041[1,4,10]	6,151	6,017
Connecticut Avenue Securities, Series 2022-R01, Class 1M1, (30-day Average USD-SOFR + 1.00%) 3.281% 2041[1,4,10]	4,262	4,183
Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 4.281% 2042[1,4,10]	1,143	1,130
Connecticut Avenue Securities, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 5.031% 2042[1,4,10]	9,803	9,799
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[1,10]	111	100
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,4,10]	551	481
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[1,4,10]	771	616
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN1, Class M2, (1-month USD-LIBOR + 7.15%) 10.234% 2023[4,10]	11,901	12,233
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2, (30-day Average USD-SOFR + 1.65%) 3.931% 2034[1,4,10]	717	700
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 3.081% 2041[1,4,10]	9,711	9,522
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 3.581% 2042[1,4,10]	21,359	20,989
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 4.281% 2042[1,4,10]	2,267	2,246
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 4.435% 2042[1,4,10]	649	646
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 4.481% 2042[1,4,10]	8,748	8,675
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 5.231% 2042[1,4,10]	11,358	11,371
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 5.985% 2042[1,4,10]	1,460	1,420
American Funds Multi-Sector Income Fund — Page 30 of 41

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class M2, (30-day Average USD-SOFR + 2.00%) 4.281% 2050[1,4,10]	USD4,623	$4,548
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 4.784% 2050[1,4,10]	2,268	2,245
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 4.934% 2050[1,4,10]	5,177	5,100
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 5.081% 2050[1,4,10]	1,942	1,942
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 8.184% 2050[1,4,10]	12,317	12,465
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 9.084% 2050[1,4,10]	4,000	4,141
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[1,10]	2,159	1,876
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 2051[1,4,10]	2,581	2,253
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, 2.50% 2051[1,4,10]	2,565	1,992
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 2048[1,4,10]	201	180
JPMorgan Mortgage Trust, Series 2020-1, Class A15, 3.50% 2050[1,4,10]	821	724
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[1,4,10]	216	216
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[1,4,10]	251	246
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,4,10]	878	819
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2061 (7.00% on 4/25/2025)[1,2,10]	12,474	11,864
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[1,2,10]	2,733	2,517
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 3.934% 2055[1,4,10]	1,616	1,557
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 3.864% 2022[1,4,10]	1,775	1,698
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 2057[1,4,10]	49	47
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[1,4,10]	139	134
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[1,4,10]	111	108
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 3.834% 2055[1,4,10]	2,250	2,204
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[1,10]	396	374
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[1,10]	100	92
Progress Residential Trust, Series 2021-SFR4, Class F, 3.407% 2038[1,10]	4,305	3,699
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,4,10]	750	717
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,4,10]	65	63
Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874% 2043[4,10]	40	34
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, 3.50% 2048[1,4,10]	66	61
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.184% 2054[1,4,10]	2,504	2,475
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.072% 2057[1,4,10]	2,400	2,185
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 2058[1,4,10]	2,477	2,299
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,4,10]	274	266
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 2059[1,4,10]	3,000	2,418
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[1,5]	22,184	19,673
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 2038[1,10]	2,342	2,059
Tricorn American Homes, Series 2017-SFR2, Class E, 4.216% 2036[1,10]	6,500	6,336
VM Fund I, LLC 8.625% 2028[1,5]	7,828	7,711
		234,363
Total mortgage-backed obligations		593,021
Asset-backed obligations 5.37%
Aesop Funding, LLC, Series 2020-1A, Class D, 3.34% 2026[1,10]	10,000	8,694
Aesop Funding, LLC, Series 2021-1A, Class B, 1.63% 2027[1,10]	1,062	905
Aesop Funding, LLC, Series 2021-1A, Class C, 2.13% 2027[1,10]	551	462
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[1,10]	100	90
American Funds Multi-Sector Income Fund — Page 31 of 41

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Aesop Funding, LLC, Series 2021-1A, Class D, 3.71% 2027[1,10]	USD8,000	$6,640
Aesop Funding, LLC, Series 2020-2A, Class C, 4.25% 2027[1,10]	6,550	5,927
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[1,10]	408	406
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[1,10]	2,597	2,451
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 3.462% 2030[1,4,10]	2,939	2,899
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 3.69% 2030[1,4,10]	477	468
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[1,10]	66	65
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[1,10]	97	96
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 2027[1,10]	5,000	4,834
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[1,10]	100	95
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12% 2028[1,10]	2,000	1,866
American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.46% 2028[1,10]	2,000	1,822
American Credit Acceptance Receivables Trust, Series 2022-1, Class E, 3.64% 2028[1,10]	1,236	1,099
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 2028[1,10]	7,009	6,869
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 2028[1,10]	1,663	1,608
American Credit Acceptance Receivables Trust, Series 2022-2, Class F, 7.74% 2029[1,10]	8,782	8,276
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 3.984% 2030[1,4,10]	1,290	1,266
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[1,10]	147	143
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[1,10]	300	281
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 2031[1,10]	300	278
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,10]	613	571
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[1,10]	4,733	4,076
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 2033[1,10]	1,420	1,231
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[1,10]	570	541
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2035[1,10]	3,538	3,314
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class B, 2.70% 2035[1,10]	5,000	4,316
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[1,10]	2,346	1,898
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[1,10]	753	567
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[10]	757	724
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[1,10]	2,579	2,186
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[1,10]	628	559
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 3.739% 2030[1,4,10]	1,418	1,393
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[1,10]	1,574	1,400
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[1,10]	320	267
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[1,10]	96	83
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 2062[1,10]	26,629	25,634
CFG Investments, Ltd., Series 2021-1, Class B, 5.82% 2032[1,10]	3,000	2,853
CIFC Funding, Ltd., CLO, Series 2017-1A, Class B, (3-month USD-LIBOR + 1.70%) 2.798% 2029[1,4,10]	1,750	1,697
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 2045[1,10]	223	197
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 2045[1,10]	287	254
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[1,10]	176	173
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[1,10]	17	17
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[1,10]	100	100
CPS Auto Receivables Trust, Series 2021-B, Class C, 1.23% 2027[1,10]	2,250	2,161
CPS Auto Receivables Trust, Series 2021-B, Class D, 1.52% 2027[1,10]	2,000	1,859
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 2028[1,10]	6,000	5,584
CPS Auto Receivables Trust, Series 2022-C, Class C, 5.28% 2030[1,10]	3,770	3,681
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 2030[1,10]	3,377	3,281
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class B, 1.38% 2030[1,10]	2,000	1,816
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63% 2030[1,10]	3,000	2,672
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 2032[1,10]	6,000	5,816
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 2032[1,10]	8,000	7,677
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[10]	200	196
American Funds Multi-Sector Income Fund — Page 32 of 41

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[1,10]	USD100	$96
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[1,10]	100	92
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[1,10]	850	843
Drivetime Auto Owner Trust, Series 2021-3A, Class C, 0.87% 2027[1,10]	2,000	1,878
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[1,10]	616	587
Drivetime Auto Owner Trust, Series 2021-3A, Class D, 1.31% 2027[1,10]	2,000	1,783
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[1,10]	277	257
Dryden Senior Loan Fund, Series 2017-47A, Class A2R, CLO, (3-month USD-LIBOR + 1.27%) 3.782% 2028[1,4,10]	2,000	1,955
Dryden Senior Loan Fund, Series 2017-47A, Class BR, CLO, (3-month USD-LIBOR + 1.47%) 3.982% 2028[1,4,10]	2,000	1,939
Dryden Senior Loan Fund, Series 2017-47A, Class CR, CLO, (3-month USD-LIBOR + 2.05%) 4.562% 2028[1,4,10]	2,000	1,898
Dryden Senior Loan Fund, Series 2013-28A, Class A2LR, CLO, (3-month USD-LIBOR + 1.65%) 4.555% 2030[1,4,10]	3,000	2,901
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[1,10]	148	127
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[1,10]	56	56
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[1,10]	100	99
Exeter Automobile Receivables Trust, Series 2021-4A, Class E, 4.02% 2028[1,10]	8,000	7,099
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 2028[10]	469	441
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 2028[10]	9,678	9,407
Exeter Automobile Receivables Trust, Series 2022-4A, Class D, 5.98% 2028[10]	5,907	5,668
Exeter Automobile Receivables Trust, Series 2022-2A, Class E, 6.34% 2029[1,10]	9,625	8,745
Exeter Automobile Receivables Trust, Series 2022-4A, Class E, 8.23% 2030[1,10]	5,833	5,550
Exeter Automobile Receivables Trust, Series 2022-3A, Class E, 9.09% 2030[1,10]	10,000	9,928
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 2027[1,10]	300	289
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 2027[1,10]	300	276
FirstKey Homes Trust, Series 2022-SFR2, Class S, 5.197% 2039[1,10]	3,043	2,862
Freedom Financial, Series 2022-1FP, Class A, 0.94% 2029[1,10]	289	286
Freedom Financial, Series 2022-1FP, Class B, 1.91% 2029[1,10]	2,462	2,366
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 2045[1,10]	125	111
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 2046[1,10]	2,667	2,246
Global SC Finance SRL, Series 2021-1A, Class B, 2.76% 2041[1,10]	1,686	1,438
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,10]	346	322
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[1,10]	389	349
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[1,10]	700	591
GSAMP Trust, Series 2005-SD2, Class M3, (1-month USD-LIBOR + 1.35%) 4.434% 2035[1,4,10]	797	781
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[1,5,10]	7,110	6,839
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[1,10]	1,220	1,117
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[1,10]	2,336	2,106
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 2026[1,10]	1,776	1,612
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 2026[1,10]	3,492	3,126
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[1,10]	1,317	1,127
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[1,10]	826	692
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 2028[1,10]	4,025	3,350
KKR Static CLO I, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.60%) 5.077% 2031[1,4,10]	16,000	15,652
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[1,10]	751	698
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35% 2027[1,10]	3,000	2,731
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 2030[1,10]	4,463	4,296
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 3.512% 2029[1,4,10]	1,436	1,426
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 3.732% 2030[1,4,10]	2,000	1,971
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 3.662% 2029[1,4,10]	1,300	1,285
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[1,10]	1,500	1,426
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[1,10]	1,140	1,100
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 2027[1,10]	11,934	11,679
Mission Lane Credit Card Master Trust, Series 2022-A, Class B, 9.20% 2027[1,10]	500	490
Mission Lane Credit Card Master Trust, Series 2022-A, Class C, 11.82% 2027[1,10]	9,600	9,343
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[1,10]	3,128	2,646
American Funds Multi-Sector Income Fund — Page 33 of 41

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[1,10]	USD3,879	$3,305
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 2046[1,10]	881	652
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[1,10]	3,106	2,775
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,10]	2,815	2,482
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,10]	2,347	2,095
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 2062[1,10]	1,328	1,036
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 2062[1,10]	1,889	1,503
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,10]	4,653	3,945
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 3.753% 2030[1,4,10]	640	629
OCP CLO, Ltd., Series 2016-11A, Class A2R, (3-month USD-LIBOR + 1.75%) 4.516% 2030[1,4,10]	1,000	970
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[1,10]	2,475	2,285
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 2027[1,10]	1,167	1,056
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class C, 2.97% 2027[1,10]	1,150	1,029
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class D, 4.94% 2027[1,10]	1,150	1,026
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 2028[1,10]	2,722	2,529
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 2031[1,10]	1,727	1,535
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 2031[1,10]	2,958	2,628
Oportun Funding, LLC, Series 2021-B, Class C, 3.65% 2031[1,10]	2,525	2,285
Oportun Funding, LLC, Series 2022-A, Class B, 5.25% 2031[1,10]	8,500	8,044
Oportun Funding, LLC, Series 2021-B, Class D, 5.41% 2031[1,10]	1,000	893
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A1, (3-month USD-LIBOR + 0.80%) 3.784% 2029[1,4,10]	359	353
Palmer Square Loan Funding, CLO, Series 2021-1, Class A2, (3-month USD-LIBOR + 1.25%) 3.96% 2029[1,4,10]	500	483
Palmer Square Loan Funding, CLO, Series 2021-2A, Class B, (3-month USD-LIBOR + 1.40%) 4.384% 2029[1,4,10]	500	469
Palmer Square Loan Funding, CLO, Series 2021-1, Class B, (3-month USD-LIBOR + 1.80%) 4.51% 2029[1,4,10]	890	843
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 3.912% 2029[1,4,10]	4,278	4,072
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD-LIBOR + 1.25%) 4.234% 2029[1,4,10]	1,000	962
Palmer Square Loan Funding, CLO, Series 2022-5, Class A2, (3-month USD CME Term SOFR + 2.65%) 5.174% 2031[1,4,10]	15,000	14,625
PFS Financing Corp., Series 2022-D, Class A, 4.27% 2027[1,10]	4,546	4,409
PFS Financing Corp., Series 2022-D, Class B, 4.90% 2027[1,10]	3,594	3,477
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 3.452% 2030[1,4,10]	1,266	1,244
Regatta VIII Funding, Ltd., CLO, Series 2017-1A, Class B, (3-month USD-LIBOR + 1.70%) 4.44% 2030[1,4,10]	3,000	2,895
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 2030[1,10]	18,285	18,201
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 2030[1,10]	13,833	13,397
Rockford Tower CLO, Ltd., Series 2018-2A, Class B, (3-month USD-LIBOR + 1.80%) 4.51% 2031[1,4,10]	1,260	1,210
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2026[1,10]	200	198
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[10]	1,105	1,068
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[10]	1,474	1,385
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 2027[10]	2,589	2,535
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 2028[10]	8,222	8,012
Shackleton CLO, Ltd., Series 2013-4RA, Class A2A, (3-month USD-LIBOR + 1.60%) 4.055% 2031[1,4,10]	2,275	2,183
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,10]	390	332
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 2054[1,10]	2,083	1,884
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[1,10]	2,810	2,327
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 3.592% 2030[1,4,10]	1,050	1,034
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[1,10]	1,853	1,568
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[1,10]	1,700	1,459
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[1,10]	1,635	1,453
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2033[1,10]	1,508	1,321
Stratus CLO, Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.35%) 4.632% 2030[1,4,10]	11,140	10,888
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[1,10]	3,454	3,135
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[1,10]	393	342
American Funds Multi-Sector Income Fund — Page 34 of 41

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 2045[1,10]	USD2,051	$1,927
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[1,10]	322	270
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 2046[1,10]	887	747
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 2045[1,10]	1,174	1,046
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2046[1,10]	1,916	1,586
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 2045[1,10]	365	323
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 2046[1,10]	3,172	2,641
Voya CLO, Ltd., Series 2016-3A, Class A3R, 4.49% 2031[1,4,10]	1,750	1,653
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 2027[1,10]	7,813	7,583
		462,554
U.S. Treasury bonds & notes 1.00% U.S. Treasury 1.00%
U.S. Treasury 4.125% 2027	15,520	15,556
U.S. Treasury 2.75% 2032[11]	32,738	29,933
U.S. Treasury 2.875% 2052[11]	48,535	40,719
Total U.S. Treasury bonds & notes		86,208
Municipals 0.38% California 0.04%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B-1, 1.85% 2031	165	162
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	65	51
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 2036	1,490	1,193
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 2041	2,235	1,701
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	35	27
		3,134
Florida 0.00%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 2043	75	58
Illinois 0.05%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	150	150
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 2047	4,020	3,173
G.O. Bonds, Series 2017-A, 5.00% 2022	270	271
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	90	86
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	1,810	290
		3,970
Kansas 0.03%
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-B, 2.44% 2025	2,760	2,645
American Funds Multi-Sector Income Fund — Page 35 of 41

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Ohio 0.07%	Principal amount (000)	Value (000)
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	USD6,370	$5,623
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 3.75% 2023	605	597
		6,220
Puerto Rico 0.17%
G.O. Restructured Bonds, Series 2022-A-1, 5.25% 2023	490	492
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 2025	977	987
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 2027	968	990
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 2029	953	976
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 2031	925	945
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2033	877	773
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2035	789	676
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2037	677	557
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2041	920	721
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2046	957	719
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 2024	293	270
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 2033	1,129	624
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 2043	4,369	2,190
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2046	14,745	3,343
		14,263
Washington 0.02%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 2036[1]	2,000	1,902
Total municipals		32,192
Total bonds, notes & other debt instruments (cost: $8,608,489,000)		7,636,688
Convertible bonds & notes 0.00% Energy 0.00%
Mesquite Energy, Inc., convertible notes, 13.14% Cash 2023[1,5,6]	3	3
Total convertible bonds & notes (cost: $3,000)		3
Common stocks 0.09% Energy 0.09%	Shares
Chesapeake Energy Corp.	75,595	7,122
California Resources Corp.	633	24
Mesquite Energy, Inc.[5,12]	126	1
		7,147
Consumer discretionary 0.00%
NMG Parent, LLC[12]	309	56
MYT Holding Co., Class B5,12	8,984	16
		72
Total common stocks (cost: $3,902,000)		7,219
American Funds Multi-Sector Income Fund — Page 36 of 41

unaudited
Preferred securities 0.00% Industrials 0.00%	Shares	Value (000)
ACR III LSC Holdings, LLC, Series B, preferred shares[1,5,12]	5	$1
Total preferred securities (cost: $5,000)		1
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 2027[12]	374	19
Carnelian Point Holdings, LP, warrants, expire 2027[5,12]	11	—[8]
Total rights & warrants (cost: $2,000)		19
Short-term securities 10.47% Money market investments 10.47%
Capital Group Central Cash Fund 2.81%[13,14]	9,016,032	901,513
Total short-term securities (cost: $901,248,000)		901,513
Total investment securities 99.26% (cost: $9,513,649,000)		8,545,443
Other assets less liabilities 0.74%		64,105
Net assets 100.00%		$8,609,548
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2022 (000)
90 Day Eurodollar Futures	Long	3,288	September 2023	USD784,353	$(30,492)
90 Day Eurodollar Futures	Short	3,597	December 2023	(858,874)	31,487
2 Year U.S. Treasury Note Futures	Long	7,434	December 2022	1,526,874	(16,478)
5 Year U.S. Treasury Note Futures	Short	2,853	December 2022	(306,720)	9,684
10 Year Euro-Bund Futures	Short	35	December 2022	(4,750)	223
10 Year U.S. Treasury Note Futures	Long	946	December 2022	106,011	(5,265)
10 Year Ultra U.S. Treasury Note Futures	Short	7,124	December 2022	(844,083)	52,448
20 Year U.S. Treasury Bond Futures	Long	2,405	December 2022	304,007	(23,781)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,844	December 2022	(252,628)	21,995
					$39,821
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation at 9/30/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	11,459	EUR	11,488	JPMorgan Chase	10/13/2022	$190
USD	193	EUR	195	JPMorgan Chase	10/26/2022	1
						$191
American Funds Multi-Sector Income Fund — Page 37 of 41

unaudited
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (000)	Unrealized appreciation at 9/30/2022 (000)
CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	USD385,028	$1,366	$1,201	$165
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[15] (000)	Value at 9/30/2022[16] (000)	Upfront premium paid (000)	Unrealized depreciation at 9/30/2022 (000)
5.00%	Quarterly	CDX.NA.HY.37	12/20/2026	USD43,387	$(432)	$283	$(715)
5.00%	Quarterly	CDX.NA.HY.38	6/20/2027	178,200	(4,204)	2,295	(6,499)
					$(4,636)	$2,578	$(7,214)
Investments in affiliates14

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 9/30/2022 (000)	Dividend income (000)
Short-term securities 10.47%
Money market investments 10.47%
Capital Group Central Cash Fund 2.81%[13]	$143,838	$4,770,787	$4,013,370	$5	$253	$901,513	$5,413
Restricted security9

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
NBM US Holdings, Inc. 6.625% 2029	9/22/2020	$530	$457.01%
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,696,586,000, which represented 42.94% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $56,646,000, which represented .66% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Value determined using significant unobservable inputs.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Amount less than one thousand.
[9]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale, including securities not registered under the Securities Act of 1933. The total value of all such restricted securities was $457,000, which represented .01% of the net assets of the fund.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $36,858,000, which represented .43% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 9/30/2022.
[14]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
American Funds Multi-Sector Income Fund — Page 38 of 41

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $4,250,975,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $10,665,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. As of September 30, 2022, the fund did not have any total return swaps.  The average month-end notional amounts of credit default swaps and total reurn swaps while held were $285,980,000 and $750,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions,
American Funds Multi-Sector Income Fund — Page 39 of 41

unaudited
significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$5,739,165	$6,132	$5,745,297
Bonds & notes of governments & government agencies outside the U.S.	—	717,416	—	717,416
Mortgage-backed obligations	—	565,637	27,384	593,021
Asset-backed obligations	—	455,715	6,839	462,554
U.S. Treasury bonds & notes	—	86,208	—	86,208
Municipals	—	32,192	—	32,192
Convertible bonds & notes	—	—	3	3
Common stocks	7,146	56	17	7,219
Preferred securities	—	—	1	1
Rights & warrants	—	19	—*	19
Short-term securities	901,513	—	—	901,513
Total	$908,659	$7,596,408	$40,376	$8,545,443

American Funds Multi-Sector Income Fund — Page 40 of 41

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$115,837	$—	$—	$115,837
Unrealized appreciation on open forward currency contracts	—	191	—	191
Unrealized appreciation on centrally cleared credit default swaps	—	165	—	165
Liabilities:
Unrealized depreciation on futures contracts	(76,016)	—	—	(76,016)
Unrealized depreciation on centrally cleared credit default swaps	—	(7,214)	—	(7,214)
Total	$39,821	$(6,858)	$—	$32,963
*	Amount less than one thousand.
†	Futures contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.
Key to abbreviations
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
Econ. = Economic
EUR = Euros
Fac. = Facility
Facs. = Facilities

Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-126-1122O-S89838	American Funds Multi-Sector Income Fund — Page 41 of 41